UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

14	SCHEDULES OF INVESTMENTS

14	TREASURY PORTFOLIO
Ticker Symbols:
Shares: NITXX
Premier: NTPXX

17	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

22	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

27	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX
Service: BMSXX

35	PRIME OBLIGATIONS PORTFOLIO
Ticker Symbols:
Shares: NPAXX
Service: NPCXX

41	NOTES TO THE FINANCIAL STATEMENTS

50	FUND EXPENSES

52	APPROVAL OF MANAGEMENT AGREEMENT

56	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolios. Although each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Because the share price of the Municipal Portfolio and Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

The Municipal Portfolio and Prime Obligations Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Municipal Portfolio’s or Prime Obligations Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2018 (UNAUDITED)

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at value	$19,075,125	$8,086,420	$15,371,281	$345,317	$2,770,716
Repurchase agreements, at value	19,519,466	5,220,319	8,951,899	–	459,662
Cash	–	85,636	13,616	41	1
Interest income receivable	47,771	8,090	15,120	587	3,647
Receivable for securities sold	–	1,102	–	1,021	12,545
Receivable for fund shares sold	383,278	180,841	797	–	–
Receivable from affiliates for expense reimbursements	225	74	134	15	40
Prepaid and other assets	175	218	108	3	7
Total Assets	39,026,040	13,582,700	24,352,955	346,984	3,246,618
LIABILITIES:
Cash overdraft	199,257	–	–	–	–
Payable for securities purchased	658,016	83,676	209,996	–	15,000
Payable for fund shares redeemed	4,010	234,901	2,890	–	–
Distributions payable to shareholders	49,279	16,922	31,877	341	5,349
Payable to affiliates:
Management fees	4,144	2,575	3,695	54	364
Custody fees	319	134	238	54	64
Shareholder servicing fees	1,439	–	–	–	–
Transfer agent fees	478	168	308	4	42
Trustee fees	26	102	64	3	3
Accrued other liabilities	118	49	82	33	61
Total Liabilities	917,086	338,527	249,150	489	20,883
Net Assets	$38,108,954	$13,244,173	$24,103,805	$346,495	$3,225,735
ANALYSIS OF NET ASSETS:
Capital stock	$38,108,790	$13,244,042	$24,103,785	$346,504	$3,225,477
Accumulated undistributed net investment loss	(327)	(72)	(221)	(6)	(27)
Accumulated undistributed net realized gain	491	203	241	2	35
Net unrealized appreciation (depreciation)	–	–	–	(5)	250
Net Assets	$38,108,954	$13,244,173	$24,103,805	$346,495	$3,225,735
Net Assets:
Shares	$3,354,519	$13,242,853	$23,620,268	$340,410	$3,223,219
Service Shares	–	1,320	73,476	6,085	2,516
Premier Shares	34,754,435	–	–	–	–
Williams Capital Shares	–	–	410,061	–	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	3,354,339	13,242,689	23,620,269	340,437	3,222,900
Service Shares	–	1,320	73,474	6,086	2,516
Premier Shares	34,754,451	–	–	–	–
Williams Capital Shares	–	–	410,062	–	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$0.9999	$1.0001
Service Shares	–	1.00	1.00	0.9999	1.0001
Premier Shares	1.00	–	–	–	–
Williams Capital Shares	–	–	1.00	–	–
Investments, at cost	$19,075,125	$8,086,420	$15,371,281	$345,322	$2,770,466
Repurchase agreements, at cost	19,519,466	5,220,319	8,951,899	–	459,662

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$322,143	$104,174	$183,213	$2,118	$24,108
Income from affiliates (Note 5)	305	138	–	–	–
Total Investment Income	322,448	104,312	183,213	2,118	24,108
EXPENSES:
Management fees	28,225	15,944	22,029	289	1,759
Custody fees	2,287	733	1,315	33	173
Transfer agent fees	3,257	1,040	1,836	24	203
Blue sky fees	31	28	36	26	42
SEC fees	79	26	46	1	4
Printing fees	28	10	17	2	12
Audit fees	29	15	20	8	9
Legal fees	123	61	85	33	37
Shareholder servicing fees	8,402	–	–	–	–
Trustee fees	273	127	162	6	17
Other	292	38	174	3	18
Total Expenses	43,026	18,022	25,720	425	2,274
Less expenses contractually reimbursed by investment adviser	(1,629)	(526)	(916)	(86)	(212)
Less custodian credits	(71)	(44)	(99)	(9)	(7)
Net Expenses	41,326	17,452	24,705	330	2,055
Net Investment Income	281,122	86,860	158,508	1,788	22,053
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	227	181	71	–	11
Net change in unrealized appreciation on:
Investments	–	–	–	9	114
Net Gains	227	181	71	9	125
Net Increase in Net Assets Resulting from Operations	$281,349	$87,041	$158,579	$1,797	$22,178

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO
Amounts in thousands	2018	2017	2018	2017
OPERATIONS:
Net investment income	$281,122	$263,971	$86,860	$34,105
Net realized gains	227	588	181	22
Net change in unrealized appreciation (depreciation)	–	–	–	–
Net Increase in Net Assets Resulting from Operations	281,349	264,559	87,041	34,127
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(8,513,066)	2,076,608	(663,034)	8,985,769
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	(260)	1,005
Net increase in net assets resulting from Premier Shares transactions	1,247,485	9,030,041	–	–
Net decrease in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,265,581)	11,106,649	(663,294)	8,986,774
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(63,652)	(73,656)	(86,873)	(34,114)
From net realized gains	(82)	–	–	–
Total Distributions to Shares Shareholders	(63,734)	(73,656)	(86,873)	(34,114)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	–	–	(10)	(6)
Total Distributions to Service Shares Shareholders	–	–	(10)	(6)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income	(217,796)	(190,527)	–	–
From net realized gains	(236)	–	–	–
Total Distributions to Premier Shares Shareholders	(218,032)	(190,527)	–	–
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
From net investment income	–	–	–	–
From net realized gains	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	(7,265,998)	11,107,025	(663,136)	8,986,781
NET ASSETS:
Beginning of period	45,374,952	34,267,927	13,907,309	4,920,528
End of period	$38,108,954	$45,374,952	$13,244,173	$13,907,309
Accumulated Undistributed Net Investment Loss	$(327)	$(1)	$(72)	$(49)

(1)	The number of shares approximates the dollar amount of transactions, except for Municipal Portfolio and Prime Obligations Portfolio.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2017

U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO		PRIME OBLIGATIONS PORTFOLIO
2018	2017	2018	2017	2018	2017

$158,508	$154,668	$1,788	$1,858	$22,053	$19,205
71	249	–	3	11	24
–	–	9	(14)	114	(165)
158,579	154,917	1,797	1,847	22,178	19,064

64,887	(134,056)	122,654	(529,478)	679,855	832,441
(54,300)	(44,482)	3,910	(1,781)	2,516	(127)
–	–	–	–	–	–
(62,414)	(1,683)	–	–	–	–
(51,827)	(180,221)	126,564	(531,259)	682,371	832,314

(155,635)	(150,743)	(1,781)	(1,915)	(22,071)	(19,228)
(77)	–	–	(14)	–	(37)
(155,712)	(150,743)	(1,781)	(1,929)	(22,071)	(19,265)

(539)	(894)	(10)	(15)	(5)	(2)
(539)	(894)	(10)	(15)	(5)	(2)

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–

(2,506)	(3,204)	–	–	–	–
(2)	–	–	–	–	–
(2,508)	(3,204)	–	–	–	–
(52,007)	(180,145)	126,570	(531,356)	682,473	832,111

24,155,812	24,335,957	219,925	751,281	2,543,262	1,711,151
$24,103,805	$24,155,812	$346,495	$219,925	$3,225,735	$2,543,262
$(221)	$(49)	$(6)	$(3)	$(27)	$(4)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

TREASURY PORTFOLIO	SHARES
Selected per share data	2018	2017	2016		2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	–	(1)	– (1)	– (1)	– (1)
Net realized gains (losses)(1)	–		–		–	–	–
Total from Investment Operations	0.01	0.01	–		–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	–	(1)	– (1)	– (1)	– (1)
From net realized gains	– (1)	–	–		–	–	–
Total Distributions Paid	(0.01)	(0.01)	–		–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(2)	0.68%	0.70%	0.23%		0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,354,519	$11,867,693	$9,790,988		$16,591,396	$14,705,072	$10,166,515
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15	%(4)	0.08%	0.06%	0.09%
Expenses, before waivers, reimbursements and credits	0.16%	0.16%	0.20	%(4)	0.21%	0.27%	0.32%
Net investment income, net of waivers, reimbursements and credits	1.30%	0.71%	0.22	%(4)	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.29%	0.70%	0.17	%(4)	(0.12)%	(0.20)%	(0.22)%

					PREMIER
Selected per share data					2018	2017	2016(5)
Net Asset Value, Beginning of Period					$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income					0.01	0.01	– (1)
Net realized gains (losses)(1)					–	–	–
Total from Investment Operations					0.01	0.01	–
LESS DISTRIBUTIONS PAID:
From net investment income					(0.01)	(0.01)	– (1)
From net realized gains					– (1)	–	–
Total Distributions Paid					(0.01)	(0.01)	–
Net Asset Value, End of Period					$1.00	$1.00	$1.00
Total Return(2)					0.65%	0.65%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period					$34,754,435	$33,507,259	$24,476,939
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits					0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits					0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits					1.30%	0.67%	0.21%
Net investment income, before waivers, reimbursements and credits					1.29%	0.66%	0.20%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income and net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Effective August 1, 2016, the investment adviser reduced the contractual management fee rate paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.
(5)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2018	2017		2016		2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	(1)	–	(2)	– (2)	– (2)	– (2)
Net realized gains (losses)(2)	–	–		–		–	–	–
Total from Investment Operations	0.01	0.01		–		–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)		–	(2)	– (2)	– (2)	– (2)
Total Distributions Paid	(0.01)	(0.01)		–		–	–	–
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(3)	0.63%	0.62%		0.11%		0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$13,242,853	$13,905,729		$4,919,953		$5,895,274	$5,771,872	$6,536,003
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25	%(5)	0.30	%(6)	0.12%	0.09%	0.11%
Expenses, before waivers, reimbursements and credits	0.26%	0.30	%(5)	0.37%		0.36%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	1.26%	0.62	%(5)	0.10	%(6)	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.25%	0.57	%(5)	0.03%		(0.23)%	(0.27)%	(0.25)%

	SERVICE
Selected per share data	2018	2017		2016		2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	(1)	–	(2)	– (2)	– (2)	– (2)
Net realized gains (losses)(2)	–	–		–		–	–	–
Total from Investment Operations	0.01	0.01		–		–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)		–	(2)	– (2)	– (2)	– (2)
Total Distributions Paid	(0.01)	(0.01)		–		–	–	–
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(3)	0.63%	0.62%		0.11%		0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,320	$1,580		$575		$8,842	$26,832	$23,651
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25	%(5)	0.32	%(6)	0.12%	0.09%	0.11%
Expenses, before waivers, reimbursements and credits	0.26%	0.30	%(5)	0.36%		0.36%	0.38%	0.38%
Net investment income, net of waivers, reimbursements and credits	1.25%	0.66	%(5)	0.08	%(6)	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.24%	0.61	%(5)	0.04%		(0.23)%	(0.28)%	(0.26)%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(6)	Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	– (1)	– (1)	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.01	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	– (1)	– (1)	– (1)	– (1)
From net realized gains	– (1)	–	–	–	–	–
Total Distributions Paid	(0.01)	(0.01)	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.65%	0.66%	0.20%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$23,620,268	$23,555,556	$23,689,538	$21,029,825	$19,144,244	$17,349,481
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%	0.11%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.28%	0.32%
Net investment income, net of waivers, reimbursements and credits	1.50%	0.66%	0.20%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.49%	0.65%	0.19%	(0.08)%	(0.19)%	(0.20)%

	SERVICE
Selected per share data	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	– (1)	– (1)	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.01	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	– (1)	– (1)	– (1)	– (1)
From net realized gains	– (1)	–	–	–	–	–
Total Distributions Paid	(0.01)	(0.01)	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.65%	0.66%	0.20%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$73,476	$127,777	$172,258	$122,843	$123,842	$141,006
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%	0.11%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.29%	0.33%
Net investment income, net of waivers, reimbursements and credits	1.48%	0.65%	0.21%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.47%	0.64%	0.20%	(0.08)%	(0.20)%	(0.21)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income and net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	– (2)	– (2)	– (2)
Net realized gains (losses)(2)	–	–	–	–	–
Total from Investment Operations	0.01	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	– (2)	– (2)	– (2)
From net realized gains	– (2)	–	–	–	–
Total Distributions Paid	(0.01)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.65%	0.66%	0.20%	0.01%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$410,061	$472,479	$474,161	$213,987	$140,978
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	1.49%	0.66%	0.21%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.48%	0.65%	0.20%	(0.08)%	(0.12)%

(1)	For the period September 15, 2014 (commencement of operations) through November 30, 2014.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income and net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0055	0.0057	0.0016 (2)	– (3)	– (3)	– (3)
Net realized and unrealized gains (losses)	–	0.0001	0.0009	– (3)	– (3)	– (3)
Net increase from payment by affiliate	–	–	– (4)	–	–	–
Total from Investment Operations	0.0055	0.0058	0.0025	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0055)	(0.0060)	(0.0021)	– (3)	– (3)	– (3)
From net realized gains	–	– (4)	(0.0003)	–	–	–
Total Distributions Paid	(0.0055)	(0.0060)	(0.0024)	–	–	–
Net Asset Value, End of Period	$0.9999	$0.9999	$1.0001	$1.00	$1.00	$1.00
Total Return(5)	0.55%	0.58%	0.25%	0.01%	0.02%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$340,410	$217,750	$747,324	$4,497,849	$4,671,165	$4,734,148
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.15%	0.06%	0.08%	0.12%
Expenses, before waivers, reimbursements and credits	0.26%	0.28%	0.22%	0.21%	0.28%	0.32%
Net investment income, net of waivers, reimbursements and credits	1.11%	0.53%	0.16%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.05%	0.45%	0.09%	(0.14)%	(0.19)%	(0.19)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SERVICE
Selected per share data	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0056	0.0058	0.0018 (2)	– (3)	– (3)	– (3)
Net realized and unrealized gains (losses)	(0.0001)	–	0.0007	– (3)	– (3)	– (3)
Net increase from payment by affiliate	–	–	– (4)	–	–	–
Total from Investment Operations	0.0055	0.0058	0.0025	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0055)	(0.0060)	(0.0021)	– (3)	– (3)	– (3)
From net realized gains	–	– (4)	(0.0003)	–	–	–
Total Distributions Paid	(0.0055)	(0.0060)	(0.0024)	–	–	–
Net Asset Value, End of Period	$0.9999	$0.9999	$1.0001	$1.00	$1.00	$1.00
Total Return(5)	0.55%	0.58%	0.25%	0.01%	0.02%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,085	$2,175	$3,957	$17,032	$27,399	$33,415
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.16%	0.06%	0.08%	0.12%
Expenses, before waivers, reimbursements and credits	0.26%	0.28%	0.22%	0.21%	0.29%	0.33%
Net investment income, net of waivers, reimbursements and credits	1.06%	0.56%	0.18%	0.01%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.00%	0.48%	0.12%	(0.14)%	(0.20)%	(0.20)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0001	$1.0002	$1.0000 (1)	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0080 (2)	0.0099	0.0040 (2)	– (3)	– (3)	– (3)
Net realized and unrealized gains (losses)	–	(0.0001)	0.0006	– (3)	– (3)	– (3)
Total from Investment Operations	0.0080	0.0098	0.0046	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0080)	(0.0099)	(0.0044)	– (3)	– (3)	– (3)
From net realized gains	–	– (4)	–	–	–	–
Total Distributions Paid	(0.0080)	(0.0099)	(0.0044)	–	–	–
Net Asset Value, End of Period	$1.0001	$1.0001	$1.0002	$1.00	$1.00	$1.00
Total Return(5)	0.80%	0.99%	0.46%	0.06%	0.02%	0.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,223,219	$2,543,262	$1,711,024	$3,610,101	$3,649,756	$3,436,400
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.17%	0.24%	0.27%
Net investment income, net of waivers, reimbursements and credits	1.63%	1.01%	0.40%	0.06%	0.02%	0.06%
Net investment income (loss), before waivers, reimbursements and credits	1.61%	0.99%	0.38%	0.04%	(0.07)%	(0.06)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SERVICE
Selected per share data	2018	2017(1)	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.0000 (2)	$1.0002	$1.0000 (3)	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0015 (4)	0.0017 (4)	0.0040 (4)	– (5)	– (5)	– (5)	– (5)
Net realized and unrealized gains (losses)	0.0001	– (6)	0.0006	– (5)	– (5)	– (5)	– (5)
Total from Investment Operations	0.0016	0.0017	0.0046	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0015)	(0.0017)	(0.0044)	– (5)	– (5)	– (5)	– (5)
From net realized gains	–	– (6)	–	–	–	–	–
Total Distributions Paid	(0.0015)	(0.0017)	(0.0044)	–	–	–	–
Net Asset Value, End of Period	$1.0001	$1.0002 (7)	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return(8)	0.15%	0.12%	0.46%	0.06%	0.01%	0.05%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,516	$868 (7)	$127	$37,480	$36,591	$36,860	$53,383
Ratio to average net assets of:(9)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.18%	0.17%	0.17%	0.25%	0.28%	0.31%
Net investment income, net of waivers, reimbursements and credits	1.92%	0.73%	0.40%	0.06%	0.01%	0.05%	0.07%
Net investment income (loss), before waivers, reimbursements and credits	1.90%	0.70%	0.38%	0.04%	(0.08)%	(0.07)%	(0.09)%

(1)	For the period from December 1, 2016 to February 22, 2017 (Unaudited).
(2)	Service Shares resumed investment operations on May 3, 2018. The beginning net asset value for Service Shares is the end of day net asset value for Shares on May 2, 2018.
(3)	Transacted at two decimals until October 11, 2016 (see Note 1).
(4)	Net investment income for the year ended was calculated using the average shares outstanding method.
(5)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(6)	Per share amounts from net realized gains (losses) and distributions paid from net realized gains was less than $0.0001 per share.
(7)	There were no investors in Service Shares at November 30, 2017. Net asset value and net assets shown represents net asset value and net assets prior to the final redemption in the fiscal year ended November 30, 2017.
(8)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(9)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 50.1%

U.S. Treasury Bills – 6.1%

1.58%, 6/7/18 (1)	$1,061,000	$1,060,705

1.63%, 6/7/18 (1)	510,000	509,859

1.57%, 6/14/18 (1)	3,000	2,998

1.73%, 6/14/18 (1)	200,000	199,876

1.63%, 6/21/18 (1)	32,500	32,469

1.90%, 10/4/18 (1)	190,000	188,740

1.92%, 10/11/18 (1)	34,000	33,763

2.22%, 4/25/19 (1)	140,100	137,292

2.29%, 5/23/19 (1)	155,000	151,513
		2,317,215

U.S. Treasury Floating Rate Notes – 17.9%

(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 1.90%, 6/1/18 (2)	1,186,800	1,186,800

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 1.94%, 6/1/18 (2)	125,000	125,000

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 1.96%, 6/1/18 (2)	1,118,475	1,118,498

(Floating, U.S. Treasury 3M Bill MMY + 0.07%), 1.97%, 6/1/18 (2)	1,676,500	1,676,678

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.04%, 6/1/18 (2)	1,522,000	1,521,986

(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.07%, 6/1/18 (2)	329,000	328,999

(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.08%, 6/1/18 (2)	873,000	873,037
		6,830,998

U.S. Treasury Notes – 26.1%

1.13%, 6/15/18	498,000	497,967

1.38%, 6/30/18	100,000	100,008

2.38%, 6/30/18	100,000	100,087

1.38%, 7/31/18	250,000	250,046

2.25%, 7/31/18	300,000	300,468

1.00%, 8/15/18	406,001	405,761

0.75%, 8/31/18	150,000	149,796

1.50%, 8/31/18	2,187,000	2,187,505

0.75%, 9/30/18	100,000	99,586

0.75%, 10/31/18	295,000	293,544

1.25%, 10/31/18	1,144,000	1,141,482

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 50.1% – continued

U.S. Treasury Notes – 26.1% – continued

1.75%, 10/31/18	$209,000	$208,830

1.25%, 11/15/18	324,000	323,100

1.00%, 11/30/18	4,000	3,979

1.25%, 11/30/18	1,217,000	1,214,808

1.38%, 11/30/18	263,000	262,651

1.13%, 1/15/19	350,000	348,549

1.13%, 2/28/19	100,000	99,221

1.38%, 2/28/19	261,000	259,460

1.50%, 2/28/19	465,000	462,642

1.25%, 4/30/19	317,250	314,327

1.63%, 4/30/19	275,000	273,245

3.13%, 5/15/19	625,000	629,850
		9,926,912
Total U.S. Government Obligations
(Cost $19,075,125)		19,075,125

Investments, at Amortized Cost
($19,075,125)		19,075,125

REPURCHASE AGREEMENTS – 51.2%

Joint Repurchase Agreements – 0.4% (3)(4)

Bank of America Securities LLC, dated 5/31/18, repurchase price $72,036 1.70%, 6/7/18	72,013	72,013

Societe Generale, New York Branch, dated 5/31/18, repurchase price $72,037 1.78%, 6/7/18	72,012	72,012
		144,025

Repurchase Agreements – 50.8% (5)

Bank of Montreal, dated 5/31/18, repurchase price $525,026 1.77%, 6/1/18	525,000	525,000

Barclays Capital, Inc., dated 5/31/18, repurchase price $70,003 1.78%, 6/1/18	70,000	70,000

BNP Paribas S.A., dated 5/24/18, repurchase price $1,352,136 1.78%, 6/25/18	1,350,000	1,350,000

BNP Paribas S.A., dated 5/31/18, repurchase price $2,065,102 1.78%, 6/1/18	2,065,000	2,065,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 51.2% – continued

Repurchase Agreements – 50.8% (5) – continued

Citigroup Global Markets, Inc., dated 5/31/18, repurchase price $5,441 1.78%, 6/1/18	$5,441	$5,441

Deutsche Bank A.G., dated 5/31/18, repurchase price $255,013 1.79%, 6/1/18	255,000	255,000

Deutsche Bank Securities, Inc., dated 5/31/18, repurchase price $350,017 1.79%, 6/1/18	350,000	350,000

Federal Reserve Bank of New York, dated 5/31/18, repurchase price $1,400,059 1.50%, 6/1/18	1,400,000	1,400,000

Goldman Sachs & Co., dated 5/31/18, repurchase price $1,000,684 1.76%, 6/7/18	1,000,000	1,000,000

HSBC Securities (USA), Inc., dated 5/31/18, repurchase price $1,100,374 1.75%, 6/7/18	1,100,000	1,100,000

HSBC Securities (USA), Inc., dated 5/31/18, repurchase price $1,275,063 1.78%, 6/1/18	1,275,000	1,275,000

HSBC Securities (USA), Inc., dated 5/31/18, repurchase price $150,007 1.77%, 6/1/18	150,000	150,000

ING Financial Markets LLC, dated 5/29/18, repurchase price $100,033 1.71%, 6/5/18	100,000	100,000

ING Financial Markets LLC, dated 5/31/18, repurchase price $300,102 1.75%, 6/7/18	300,000	300,000

ING Financial Markets LLC, dated 5/31/18, repurchase price $500,025 1.78%, 6/1/18	500,000	500,000

JPMorgan Securities LLC, dated 5/31/18, repurchase price $1,750,084 1.74%, 6/1/18	1,750,000	1,750,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 51.2% – continued

Repurchase Agreements – 50.8% (5) – continued

JPMorgan Securities LLC, dated 5/31/18, repurchase price $585,029 1.78%, 6/1/18	$585,000	$585,000

RBS Securities, Inc., dated 5/31/18, repurchase price $1,210,060 1.78%, 6/1/18	1,210,000	1,210,000

Royal Bank of Canada, New York Branch, dated 5/31/18, repurchase price $1,100,054 1.78%, 6/1/18	1,100,000	1,100,000

Societe Generale, New York Branch, dated 5/25/18, repurchase price $1,750,581 1.71%, 6/1/18	1,750,000	1,750,000

Societe Generale, New York Branch, dated 5/31/18, repurchase price $2,535,126 1.78%, 6/1/18	2,535,000	2,535,000
		19,375,441
Total Repurchase Agreements
(Cost $19,519,466)		19,519,466

Total Investments – 101.3%
(Cost $38,594,591)(6)		38,594,591

Liabilities less Other Assets – (1.3%)		(485,637)
NET ASSETS – 100.0%		$38,108,954

(1)	Discount rate at the time of purchase.
(2)	Variable rate security. Rate as of May 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$146,758	0.13% –1.38%	4/15/19 – 2/29/20

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2018 (UNAUDITED)

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$633,667	0.00%	6/21/18 – 5/23/19
U.S. Treasury Bonds	$5,419,511	0.00% – 8.88%	2/15/19 – 2/15/48
U.S. Treasury Notes	$13,686,872	0.00% – 3.75%	6/15/18 – 5/15/28
Total	$19,740,050

(6)	The cost for federal income tax purposes was approximately $38,594,591,000.

Percentages shown are based on Net Assets.

At May 31, 2018, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	57.8%
2 – 15 Days	12.3
16 – 30 Days	4.1
61 – 97 Days	8.5
98 –180 Days	5.9
181 – 270 Days	4.7
271 – 366 Days	6.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2018:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio (1)	$–	$38,594,591	$–	$38,594,591

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2018, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

MMY - Money Market Yield

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 42.9% (1)

Federal Farm Credit Bank – 11.4%

FFCB Bonds, 1.23%, 7/27/18	$4,000	$4,000
1.25%, 8/10/18	20,000	19,999

FFCB Discount Notes, 1.25%, 6/4/18 (2)	8,000	7,999
1.27%, 6/7/18 (2)	4,000	3,999
1.67%, 6/7/18 (2)	25,000	24,993
1.27%, 6/12/18 (2)	7,000	6,997
1.30%, 6/15/18 (2)	17,000	16,991
1.26%, 6/19/18 (2)	5,000	4,997
1.27%, 6/27/18 (2)	6,000	5,995
1.27%, 7/12/18 (2)	3,000	2,996
1.28%, 7/16/18 (2)	3,000	2,995
1.53%, 7/16/18 (2)	16,000	15,970
1.27%, 7/23/18 (2)	10,000	9,982
1.26%, 7/25/18 (2)	8,000	7,985
1.27%, 7/30/18 (2)	17,000	16,965
0.91%, 8/17/18 (2)	20,000	19,947
0.98%, 8/21/18 (2)	20,000	19,944
1.39%, 8/23/18 (2)	17,000	16,946
1.30%, 9/7/18 (2)	5,000	4,982
1.00%, 9/12/18 (2)	45,000	44,839
1.60%, 9/24/18 (2)	9,000	8,954
1.64%, 9/27/18 (2)	15,000	14,920
1.59%, 10/19/18 (2)	100,000	99,378
1.61%, 10/29/18 (2)	7,000	6,954
1.72%, 11/2/18 (2)	25,500	25,314
1.70%, 11/5/18 (2)	35,000	34,743
2.00%, 11/20/18 (2)	20,000	19,812
1.73%, 12/4/18 (2)	25,000	24,779
2.03%, 12/11/18 (2)	25,000	24,732
1.83%, 1/4/19 (2)	11,000	10,881
2.07%, 1/16/19 (2)	45,000	44,416
2.24%, 2/21/19 (2)	10,000	9,837
2.25%, 3/11/19 (2)	7,000	6,878
2.26%, 3/19/19 (2)	4,000	3,928
2.26%, 3/28/19 (2)	12,000	11,777
2.18%, 4/5/19 (2)	4,000	3,926
2.17%, 4/9/19 (2)	13,000	12,759
2.26%, 4/18/19 (2)	16,000	15,682
2.28%, 4/25/19 (2)	21,000	20,569
2.30%, 5/28/19 (2)	20,000	19,545

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 42.9% (1) – continued

Federal Farm Credit Bank – 11.4% – continued

FFCB Notes, (Floating, U.S. Federal Funds - 0.01%), 1.69%, 6/1/18 (3)	$55,000	$55,000
(Floating, U.S. Federal Funds - 0.01%), 1.69%, 6/1/18 (3)	75,000	74,990
(Floating, U.S. Federal Funds + 0.01%), 1.71%, 6/1/18 (3)	45,200	45,206
(Floating, U.S. Federal Funds + 0.02%), 1.72%, 6/1/18 (3)	53,000	52,995
(Floating, U.S. Federal Funds + 0.03%), 1.73%, 6/1/18 (3)	50,000	49,996
(Floating, U.S. Federal Funds + 0.03%), 1.73%, 6/1/18 (3)	35,000	34,936
(Floating, U.S. Federal Funds + 0.13%), 1.83%, 6/1/18 (3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.07%), 1.84%, 6/1/18 (3)	12,000	12,000
(Floating, U.S. Federal Funds + 0.15%), 1.85%, 6/1/18 (3)	25,000	24,996
(Floating, U.S. Federal Funds + 0.24%), 1.94%, 6/1/18 (3)	2,000	2,000
(Floating, U.S. Federal Funds + 0.25%), 1.95%, 6/1/18 (3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.25%), 1.95%, 6/1/18 (3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.85%, 6/2/18 (3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.10%), 1.81%, 6/3/18 (3)	12,000	12,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.82%, 6/3/18 (3)	35,000	34,998
(Floating, ICE LIBOR USD 1M - 0.07%), 1.84%, 6/3/18 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.84%, 6/13/18 (3)	30,000	29,998
(Floating, ICE LIBOR USD 1M - 0.08%), 1.84%, 6/13/18 (3)	45,000	44,994
(Floating, ICE LIBOR USD 1M - 0.08%), 1.85%, 6/16/18 (3)	37,000	37,000
(Floating, ICE LIBOR USD 1M - 0.04%), 1.91%, 6/20/18 (3)	70,000	70,000
(Floating, ICE LIBOR USD 1M + 0.12%), 2.07%, 6/20/18 (4)	60,000	60,000
(Floating, ICE LIBOR USD 1M - 0.07%), 1.90%, 6/23/18 (3)	40,000	39,999

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 42.9% (1) – continued

Federal Farm Credit Bank – 11.4% – continued
(Floating, ICE LIBOR USD 1M - 0.08%), 1.88%, 6/25/18 (3)	$17,000	$17,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.83%, 6/28/18 (3)	23,000	23,000
		1,518,413

Federal Home Loan Bank – 28.1%

FHLB Bonds, 0.88%, 6/29/18	12,000	11,996
0.63%, 8/7/18	15,000	14,982

FHLB Discount Notes, 1.26%, 6/1/18 (2)	12,000	12,000
1.27%, 6/1/18 (2)	2,000	2,000
1.55%, 6/12/18 (2)	50,000	49,975
0.68%, 6/14/18 (2)	54,000	53,976
1.51%, 6/14/18 (2)	293,000	292,841
1.52%, 6/14/18 (2)	659,000	658,643
1.27%, 8/3/18 (2)	39,000	38,915
1.88%, 8/8/18 (2)	55,000	54,805
0.88%, 8/9/18 (2)	11,250	11,223
0.90%, 8/14/18 (2)	33,000	32,915
1.89%, 8/16/18 (2)	52,000	51,794
1.96%, 9/27/18 (2)	80,000	79,491
1.98%, 9/27/18 (2)	85,000	84,452
1.92%, 9/28/18 (2)	23,000	22,853
1.94%, 9/28/18 (2)	125,000	124,203
1.91%, 10/10/18 (2)	57,000	56,607
1.96%, 11/2/18 (2)	15,000	14,876
2.28%, 4/24/19 (2)	25,000	24,489

FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.13%), 1.78%, 6/1/18 (3)	90,000	89,999
(Floating, ICE LIBOR USD 1M - 0.10%), 1.81%, 6/1/18 (3)	75,000	75,000
(Floating, ICE LIBOR USD 3M - 0.16%), 1.85%, 6/1/18 (4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.77%, 6/3/18 (3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.81%, 6/4/18 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.84%, 6/4/18 (3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.78%, 6/5/18 (3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.83%, 6/8/18 (3)	75,000	75,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 42.9% (1) – continued

Federal Home Loan Bank – 28.1% – continued
(Floating, ICE LIBOR USD 1M - 0.09%), 1.84%, 6/11/18 (3)	$15,000	$15,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.81%, 6/12/18 (3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.78%, 6/15/18 (4)	21,000	21,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.83%, 6/15/18 (3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.13%), 1.80%, 6/16/18 (3)	42,000	42,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.85%, 6/17/18 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.13%), 1.82%, 6/20/18 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.10%), 1.85%, 6/20/18 (3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.87%, 6/20/18 (3)	33,000	33,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.81%, 6/21/18 (3)	21,000	21,000
(Floating, ICE LIBOR USD 1M - 0.12%), 1.83%, 6/21/18 (3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.81%, 6/22/18 (4)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.84%, 6/22/18 (3)	100,000	100,000
(Floating, ICE LIBOR USD 1M - 0.12%), 1.85%, 6/23/18 (3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.04%), 1.93%, 6/23/18 (3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.82%, 6/24/18 (3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.83%, 6/24/18 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.82%, 6/25/18 (3)	335,000	335,000
(Floating, ICE LIBOR USD 1M - 0.13%), 1.83%, 6/25/18 (3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.12%), 1.84%, 6/25/18 (3)	205,000	205,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.82%, 6/26/18 (3)	65,000	65,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.88%, 6/26/18 (3)	40,000	40,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 42.9% (1) – continued

Federal Home Loan Bank – 28.1% – continued
(Floating, ICE LIBOR USD 3M - 0.12%), 2.17%, 6/26/18 (3)	$8,000	$8,000
(Floating, ICE LIBOR USD 3M - 0.16%), 2.16%, 7/5/18 (3)	16,000	16,023
		3,717,058

Federal Home Loan Mortgage Corporation – 0.9%

FHLMC Bonds, 1.06%, 6/22/18	55,000	54,993

FHLMC Notes, (Floating, ICE LIBOR USD 3M - 0.23%), 2.12%, 7/17/18 (4)	35,000	35,000
(Floating, ICE LIBOR USD 3M - 0.25%), 2.11%, 7/25/18 (4)	25,000	25,000
		114,993

Federal National Mortgage Association – 2.5%

FNMA Discount Notes, 1.69%, 6/18/18 (2)	125,000	124,902
1.40%, 7/2/18 (2)	207,219	206,901
		331,803
Total U.S. Government Agencies
(Cost $5,682,267)		5,682,267

U.S. GOVERNMENT OBLIGATIONS – 18.2%

U.S. Treasury Bills – 1.5%
1.90%, 10/4/18 (2)	55,000	54,635
1.90%, 10/11/18 (2)	57,000	56,605
1.92%, 10/11/18 (2)	11,000	10,923
2.22%, 4/25/19 (2)	25,000	24,499
2.29%, 5/23/19 (2)	55,000	53,763
		200,425

U.S. Treasury Floating Rate Notes – 5.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 1.90%, 6/1/18 (3)	60,000	59,951
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 1.96%, 6/1/18 (3)	21,000	21,001
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.04%, 6/1/18 (3)	203,000	203,008

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 18 .2% – continued

U.S. Treasury Floating Rate Notes – 5.1% – continued
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.07%, 6/1/18 (3)	$190,000	$189,991
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.08%, 6/1/18 (3)	200,000	200,005
		673,956

U.S. Treasury Notes – 11.6%
1.13%, 6/15/18	68,000	67,996
2.25%, 7/31/18	12,000	12,019
1.00%, 8/15/18	31,000	30,983
1.50%, 8/31/18	42,000	42,002
1.25%, 10/31/18	459,000	457,850
1.75%, 10/31/18	60,000	59,955
1.25%, 11/15/18	83,000	82,742
1.25%, 11/30/18	125,000	124,645
1.38%, 11/30/18	67,000	66,902
1.13%, 1/15/19	113,000	112,396
1.13%, 2/28/19	35,000	34,727
1.38%, 2/28/19	69,000	68,595
1.50%, 2/28/19	60,000	59,697
1.25%, 4/30/19	106,000	105,022
1.63%, 4/30/19	165,000	163,933
3.13%, 5/15/19	40,000	40,308
		1,529,772
Total U.S. Government Obligations
(Cost $2,404,153)		2,404,153

Investments, at Amortized Cost
($8,086,420)		8,086,420

REPURCHASE AGREEMENTS – 39.4%

Joint Repurchase Agreements – 1.3% (5)(6)

Bank of America Securities LLC, dated 5/31/18, repurchase price $86,905 1.70%, 6/7/18	86,876	86,876

Societe Generale, New York Branch, dated 5/31/18, repurchase price $86,906 1.78%, 6/7/18	86,876	86,876
		173,752

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 39.4% – continued

Repurchase Agreements – 38.1% (7)

Bank of America N.A., dated 5/31/18, repurchase price $440,022 1.79%, 6/1/18	$440,000	$440,000

Bank of Montreal, dated 5/29/18, repurchase price $250,083 1.71%, 6/5/18	250,000	250,000

Bank of Nova Scotia, dated 5/31/18, repurchase price $485,024 1.78%, 6/1/18	485,000	485,000

Bank of Nova Scotia, dated 5/31/18, repurchase price $850,042 1.79%, 6/1/18	850,000	850,000

Barclays Capital, Inc., dated 5/31/18, repurchase price $100,005 1.80%, 6/1/18	100,000	100,000

BNP Paribas S.A., dated 5/24/18, repurchase price $175,280 1.80%, 6/25/18	175,000	175,000

Citigroup Global Markets, Inc., dated 5/31/18, repurchase price $96,572 1.78%, 6/1/18	96,567	96,567

Federal Reserve Bank of New York, dated 5/31/18, repurchase price $125,005 1.50%, 6/1/18	125,000	125,000

Goldman Sachs & Co., dated 5/31/18, repurchase price $575,029 1.79%, 6/1/18	575,000	575,000

HSBC Securities (USA), Inc., dated 5/31/18, repurchase price $500,171 1.76%, 6/7/18	500,000	500,000

JPMorgan Securities LLC, dated 5/31/18, repurchase price $85,004 1.80%, 6/1/18	85,000	85,000

JPMorgan Securities LLC, dated 5/31/18, repurchase price $865,043 1.78%, 6/1/18	865,000	865,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 39.4% – continued

Repurchase Agreements – 38.1% (7) – continued

Royal Bank of Canada, New York, dated 5/30/18, repurchase price $500,167 1.72%, 6/6/18	$500,000	$500,000
		5,046,567
Total Repurchase Agreements
(Cost $5,220,319)		5,220,319

Total Investments – 100.5%
(Cost $13,306,739) (8)		13,306,739

Liabilities less Other Assets – (0.5%)		(62,566)
NET ASSETS – 100.0%		$13,244,173

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of May 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of May 31, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$177,049	0.13% – 1.38%	4/15/19 – 2/29/20

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$31,984	0.00% – 7.45%	6/8/18 – 10/24/29
FHLMC	$493,203	0.00% – 6.75%	7/18/18 – 5/1/48
FNMA	$1,232,486	0.00% – 8.79%	6/27/18 – 2/1/57
GNMA	$1,319,566	2.00% – 6.50%	5/15/40 – 4/15/58
U.S. Treasury Bills	$11,369	0.00%	6/14/18 – 3/28/19
U.S. Treasury Bonds	$392,828	0.00% – 6.88%	8/15/18 – 11/15/47
U.S. Treasury Notes	$1,692,402	0.13% – 4.00%	7/15/18 – 7/15/27

Total	$5,173,838

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

(8)	The cost for federal income tax purposes was approximately $13,306,739,000.

Percentages shown are based on Net Assets.

At May 31, 2018, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	38.0%
2 – 15 Days	22.5
16 – 30 Days	15.5
31 – 60 Days	2.6
61 – 97 Days	2.8
98 – 180 Days	10.3
181 – 270 Days	3.2
271 – 366 Days	5.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2018:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio (1)	$–	$13,306,739	$–	$13,306,739

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Monuth

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

MMY – Money Market Yield

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.5% (1)

Federal Farm Credit Bank – 17.6%

FFCB Bonds, 1.23%, 7/27/18	$16,000	$15,999
1.30%, 9/4/18	63,800	63,800

FFCB Discount Notes, 1.57%, 6/1/18 (2)	185,000	185,000
1.25%, 6/4/18 (2)	35,000	34,996
1.67%, 6/5/18 (2)	28,000	27,995
1.27%, 6/6/18 (2)	10,000	9,998
1.27%, 6/7/18 (2)	11,000	10,997
1.67%, 6/7/18 (2)	20,000	19,995
1.27%, 6/12/18 (2)	28,000	27,989
1.30%, 6/15/18 (2)	72,000	71,964
1.26%, 6/19/18 (2)	21,370	21,357
1.29%, 6/26/18 (2)	40,000	39,965
1.27%, 6/27/18 (2)	24,000	23,978
1.83%, 7/6/18 (2)	35,000	34,939
1.27%, 7/12/18 (2)	12,000	11,983
1.28%, 7/16/18 (2)	12,000	11,978
1.53%, 7/16/18 (2)	64,000	63,882
1.27%, 7/23/18 (2)	40,000	39,907
1.83%, 7/23/18 (2)	80,000	79,813
1.26%, 7/25/18 (2)	35,000	34,934
1.89%, 7/26/18 (2)	25,000	24,929
1.27%, 7/30/18 (2)	73,000	72,837
1.78%, 7/30/18 (2)	20,000	19,955
1.32%, 8/15/18 (2)	20,000	19,945
1.33%, 8/15/18 (2)	30,000	29,918
1.67%, 8/20/18 (2)	10,000	9,963
1.39%, 8/23/18 (2)	72,000	71,773
1.30%, 9/7/18 (2)	20,000	19,916
1.93%, 9/7/18 (2)	15,000	14,937
1.42%, 9/13/18 (2)	30,000	29,879
1.60%, 9/24/18 (2)	37,000	36,813
1.50%, 10/1/18 (2)	10,000	9,950
1.53%, 10/10/18 (2)	25,000	24,863
1.61%, 10/29/18 (2)	28,000	27,815
2.08%, 11/19/18 (2)	47,000	46,542
2.00%, 11/20/18 (2)	30,000	29,718
2.11%, 12/4/18 (2)	15,000	14,839
1.83%, 1/2/19 (2)	15,000	14,839
1.83%, 1/4/19 (2)	20,000	19,783
2.24%, 2/21/19 (2)	17,000	16,723
2.25%, 3/11/19 (2)	13,000	12,773

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.5% (1) – continued

Federal Farm Credit Bank – 17.6% – continued
2.26%, 3/19/19 (2)	$9,000	$8,838
2.19%, 3/22/19 (2)	14,000	13,753
2.26%, 3/28/19 (2)	23,000	22,573
2.18%, 4/5/19 (2)	9,000	8,834
2.17%, 4/9/19 (2)	25,000	24,536
2.26%, 4/18/19 (2)	29,000	28,423
2.28%, 4/25/19 (2)	39,000	38,200
2.30%, 5/28/19 (2)	30,000	29,317

FFCB Notes, (Floating, U.S. Federal Funds - 0.03%) 1.68%, 6/1/18 (3)	100,000	99,953
(Floating, U.S. Federal Funds - 0.01%) 1.69%, 6/1/18 (3)	139,500	139,482
(Floating, U.S. Federal Funds + 0.00%) 1.70%, 6/1/18 (3)	115,000	115,000
(Floating, U.S. Federal Funds + 0.02%) 1.72%, 6/1/18 (3)	11,000	10,999
(Floating, U.S. Federal Funds + 0.03%) 1.73%, 6/1/18 (3)	150,000	149,874
(Floating, U.S. Federal Funds + 0.12%) 1.82%, 6/1/18 (3)	38,000	37,989
(Floating, U.S. Federal Funds + 0.13%) 1.83%, 6/1/18 (3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.07%) 1.84%, 6/1/18 (3)	100,000	100,000
(Floating, U.S. Federal Funds + 0.24%) 1.94%, 6/1/18 (3)	34,000	33,999
(Floating, U.S. Federal Funds + 0.25%) 1.95%, 6/1/18 (3)	133,000	132,997
(Floating, ICE LIBOR USD 1M - 0.09%) 1.82%, 6/2/18 (3)	130,000	129,987
(Floating, ICE LIBOR USD 1M - 0.06%) 1.85%, 6/2/18 (3)	60,000	60,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.81%, 6/3/18 (3)	52,000	51,999
(Floating, ICE LIBOR USD 1M - 0.07%) 1.84%, 6/3/18 (3)	70,000	69,998
(Floating, ICE LIBOR USD 1M - 0.10%) 1.83%, 6/7/18 (3)	150,000	149,996
(Floating, ICE LIBOR USD 1M - 0.03%) 1.90%, 6/9/18 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M + 0.04%) 1.97%, 6/10/18 (3)	200,000	200,074
(Floating, ICE LIBOR USD 1M + 0.11%) 2.03%, 6/12/18 (3)	48,000	48,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.5% (1) – continued

Federal Farm Credit Bank – 17.6% – continued
(Floating, ICE LIBOR USD 1M - 0.08%) 1.84%, 6/13/18 (3)	$210,000	$209,981
(Floating, ICE LIBOR USD 1M - 0.08%) 1.85%, 6/16/18 (3)	131,000	130,999
(Floating, ICE LIBOR USD 1M - 0.09%) 1.86%, 6/20/18 (3)	170,000	170,000
(Floating, ICE LIBOR USD 1M + 0.12%) 2.07%, 6/20/18 (4)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.07%) 1.90%, 6/23/18 (3)	70,000	69,998
(Floating, ICE LIBOR USD 1M - 0.08%) 1.88%, 6/25/18 (3)	166,000	165,996
(Floating, ICE LIBOR USD 1M - 0.14%) 1.83%, 6/28/18 (3)	97,000	96,998
(Floating, ICE LIBOR USD 3M - 0.15%) 2.21%, 7/17/18 (3)	115,000	114,990
		4,233,962

Federal Home Loan Bank – 30.6%

FHLB Bonds, 0.88%, 6/29/18	123,830	123,791
0.63%, 8/7/18	60,000	59,927

FHLB Discount Notes, 1.26%, 6/1/18 (2)	47,000	47,000
1.27%, 6/1/18 (2)	9,000	9,000
1.69%, 6/1/18 (2)	60,000	60,000
1.55%, 6/12/18 (2)	75,000	74,963
1.26%, 6/13/18 (2)	221,000	220,908
1.51%, 6/14/18 (2)	230,000	229,875
1.52%, 6/14/18 (2)	688,000	687,627
1.59%, 6/15/18 (2)	100,200	100,135
1.64%, 6/15/18 (2)	105,000	104,932
1.69%, 6/15/18 (2)	115,000	114,925
1.81%, 7/20/18 (2)	75,000	74,809
1.81%, 7/23/18 (2)	97,000	96,738
1.81%, 7/24/18 (2)	55,000	54,849
1.26%, 7/27/18 (2)	15,000	14,971
1.27%, 8/3/18 (2)	160,000	159,528
1.88%, 8/3/18 (2)	415,150	413,926
1.88%, 8/8/18 (2)	178,000	177,368
1.87%, 8/13/18 (2)	250,000	249,057
1.87%, 8/14/18 (2)	275,000	273,949
1.92%, 8/15/18 (2)	499,000	497,006
1.89%, 8/16/18 (2)	100,000	99,603
1.96%, 9/21/18 (2)	220,000	218,679

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.5% (1) – continued

Federal Home Loan Bank – 30.6% – continued
1.96%, 9/27/18 (2)	$147,000	$146,059
1.98%, 9/27/18 (2)	160,000	158,976
1.92%, 9/28/18 (2)	53,000	52,662
1.94%, 9/28/18 (2)	170,000	168,915
1.99%, 11/2/18 (2)	35,000	34,707
2.05%, 11/28/18 (2)	50,000	49,487
2.28%, 4/24/19 (2)	55,000	53,876

FHLB Notes, (Floating, ICE LIBOR USD 1M - 0.13%) 1.78%, 6/1/18 (3)	220,000	219,996
(Floating, ICE LIBOR USD 3M - 0.16%) 1.85%, 6/1/18 (4)	93,000	93,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.77%, 6/3/18 (3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.84%, 6/4/18 (3)	165,000	165,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.78%, 6/5/18 (3)	175,000	175,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.83%, 6/6/18 (3)	225,000	225,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.84%, 6/11/18 (3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.78%, 6/15/18 (4)	88,000	88,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.80%, 6/16/18 (3)	177,000	177,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.81%, 6/21/18 (3)	92,000	92,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.84%, 6/22/18 (3)	165,000	165,000
(Floating, ICE LIBOR USD 1M - 0.04%) 1.93%, 6/23/18 (3)	38,000	38,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.82%, 6/24/18 (3)	230,000	230,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.83%, 6/24/18 (3)	94,000	94,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.83%, 6/25/18 (3)	205,000	205,000
(Floating, ICE LIBOR USD 1M - 0.12%) 1.84%, 6/25/18 (3)	235,000	235,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.82%, 6/26/18 (3)	102,000	102,000
(Floating, ICE LIBOR USD 3M - 0.12%) 2.17%, 6/26/18 (3)	38,000	38,000
		7,375,244

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 48.5% (1) – continued

Tennessee Valley Authority – 0.3%

TVA Bonds, 1.75%, 10/15/18	$72,392	$72,453
Total U.S. Government Agencies
(Cost $11,681,659)		11,681,659

U.S. GOVERNMENT OBLIGATIONS – 15.3%

U.S. Treasury Bills – 0.9%
1.90%, 10/4/18 (2)	100,000	99,337
2.22%, 4/25/19 (2)	35,000	34,299
2.29%, 5/23/19 (2)	100,000	97,750
		231,386

U.S. Treasury Floating Rate Notes – 3.0%

(Floating, U.S. Treasury 3M Bill MMY + 0.00%) 1.90%, 6/1/18 (3)	109,000	108,911

(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 1.96%, 6/1/18 (3)	94,000	94,005

(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 2.04%, 6/1/18 (3)	210,000	209,986

(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 2.07%, 6/1/18 (3)	122,000	121,994

(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 2.08%, 6/1/18 (3)	180,000	180,032
		714,928

U.S. Treasury Notes – 11.4%
1.13%, 6/15/18	290,000	289,981
2.25%, 7/31/18	47,000	47,073
1.00%, 8/15/18	125,000	124,933
1.50%, 8/31/18	184,000	184,015
0.75%, 10/31/18	300,000	298,517
1.25%, 10/31/18	285,000	284,195
1.75%, 10/31/18	200,000	199,818
1.25%, 11/15/18	57,000	56,926
1.25%, 11/30/18	344,000	343,200
1.38%, 11/30/18	146,000	145,809
1.13%, 1/15/19	85,000	84,654
1.13%, 2/28/19	55,000	54,572
1.38%, 2/28/19	121,000	120,289
1.50%, 2/28/19	110,000	109,445
1.25%, 4/30/19	187,000	185,272

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 15.3% – continued

U.S. Treasury Notes – 11.4% – continued
1.63%, 4/30/19	$145,000	$144,070
3.13%, 5/15/19	70,000	70,539
		2,743,308
Total U.S. Government Obligations
(Cost $3,689,622)		3,689,622

Investments, at Amortized Cost
($15,371,281)		15,371,281

REPURCHASE AGREEMENTS – 37.1% (5)

Repurchase Agreements – 37.1%

Bank of America N.A., dated 5/31/18, repurchase price $860,043 1.79%, 6/1/18	860,000	860,000

BNP Paribas S.A., dated 5/31/18, repurchase price $100,005 1.79%, 6/1/18	100,000	100,000

BNP Paribas S.A., dated 5/31/18, repurchase price $265,013 1.80%, 6/1/18	265,000	265,000

Citigroup Global Markets, Inc., dated 5/31/18, repurchase price $151,907 1.78%, 6/1/18	151,899	151,899

Federal Reserve Bank of New York,dated 5/31/18, repurchase price $100,004 1.50%, 6/1/18	100,000	100,000

HSBC Securities (USA), Inc., dated 5/31/18, repurchase price $1,680,083 1.78%, 6/1/18	1,680,000	1,680,000

JPMorgan Securities LLC, dated 5/31/18, repurchase price $1,685,086 1.80%, 6/1/18	1,685,000	1,685,000

Merrill Lynch, dated 5/31/18, repurchase price $700,035 1.79%, 6/1/18	700,000	700,000

Royal Bank of Canada, New York,dated 5/31/18, repurchase price $850,043 1.80%, 6/1/18	850,000	850,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.1% (5) – continued

Repurchase Agreements – 37.1% – continued

Societe Generale S.A., dated 5/31/18, repurchase price $2,500,125 1.80%, 6/1/18	$2,500,000	$2,500,000

Societe Generale S.A., dated 5/31/18, repurchase price $60,003 1.78%, 6/1/18	60,000	60,000
		8,951,899
Total Repurchase Agreements
(Cost $8,951,899)		8,951,899

Total Investments – 100.9%
(Cost $24,323,180) (6)		24,323,180

Liabilities less Other Assets – (0.9%)		(219,375)
NET ASSETS – 100.0%		$24,103,805

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of May 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of May 31, 2018 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$348	0.00% – 3.05%	9/4/18 – 7/27/28
FHLMC	$219,896	1.25% – 4.50%	10/2/19 – 5/1/48
FNMA	$2,523,306	0.00% – 7.00%	9/30/19 – 2/1/57
GNMA	$1,669,508	3.00% – 4.50%	4/20/41 – 5/20/48
U.S. Treasury Bills	$98,870	0.00%	6/7/18 – 4/25/19
U.S. Treasury Bonds	$460,026	0.00% – 6.00%	2/15/26 – 8/15/47
U.S. Treasury Notes	$4,199,846	0.13% – 3.63%	8/31/18 – 1/15/27
Total	$9,171,800

(6)	The cost for federal income tax purposes was approximately $24,323,180,000.

Percentages shown are based on Net Assets.

At May 31, 2018, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	45.3%
2 – 15 Days	16.9
16 – 30 Days	9.2
31 – 60 Days	3.1
61 – 97 Days	10.1
98 – 180 Days	8.3
181 – 270 Days	2.8
271 – 366 Days	4.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2018:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio (1)	$–	$24,323,180	$–	$24,323,180

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	MAY 31, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

MMY – Money Market Yield

TVA – Tennessee Valley Authority

USD – United States Dollar

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7%

Alabama – 0.1%

Tuscaloosa County IDA Gulf Opportunity Zone Variable Revenue Bonds, Hunt Refining Project (JPMorgan Chase Bank N.A. LOC), 1.25%, 6/8/18 (1)(2)	$500	$500

Alaska – 3.2%

Alaska State Housing & Finance Corp. Mortgage Variable Revenue, Series B, 1.08%, 6/8/18 (1)(2)	4,200	4,200

Alaska State Industrial Development & Export Authority Variable Revenue Refunding Bonds, Greater Fairbanks (Bank of Tokyo-Mitsubishi UFJ LOC), 0.88%, 6/1/18 (1)(2)	7,000	7,000
		11,200

Arizona – 0.4%

Arizona State Health Facilities Authority Variable Revenue Bonds, Series C, Banner Health (Bank of America LOC), 0.89%, 6/1/18 (1)(2)	1,500	1,500

California – 1.3%

California State Statewide Communities Development Authority MFH Variable Revenue Bonds, Series WW (AMT), David Avenue Apartments, 1.09%, 6/8/18 (1)(2)	4,500	4,500

Colorado – 3.3%

Colorado City Springs Utilities Variable Revenue Bonds, Series C, 1.02%, 6/8/18 (1)(2)	2,900	2,900

Colorado Health Facilities Authority Variable Revenue Bonds, Boulder Community Hospital Project (JPMorgan Chase Bank N.A. LOC), 1.12%, 6/8/18 (1)(2)	200	200

Colorado State HFA SFM Class 1 Adjustable Revenue Bonds, Series B-2, 1.10%, 6/8/18 (1)(2)	1,700	1,700

Colorado State Housing & Finance Authority Class 1 SFM Adjustable Revenue Bonds, Series A3, 1.08%, 6/8/18 (1)(2)	1,650	1,650

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Colorado – 3.3% – continued

Colorado State Housing & Finance Authority SFM Class 1 Adjustable Revenue Refunding Bonds, (GNMA Insured), 1.07%, 6/8/18 (1)(2)	$5,000	$5,000
		11,450

Florida – 10.8%

Florida State Housing Finance Agency MFH Adjustable Revenue Bonds (FNMA Insured), 1.07%, 6/8/18 (1)(2)	2,800	2,800

Florida State Housing Finance Corp. MFH Revenue Refunding Mortgage Bonds, Cypress Lake Apartment M-1, 1.07%, 6/8/18 (1)(2)	3,700	3,700

Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Adventist Health System, 1.05%, 6/8/18 (1)(2)	7,170	7,170

Highlands County Health Facilities Authority Variable Revenue Refunding Bonds, Hospital Adventist Health, 1.05%, 6/8/18 (1)(2)	3,100	3,100

JEA Electric System Variable Revenue Bonds, Series Three-C-1, 1.08%, 6/8/18 (1)(2)	2,000	2,000

Miami-Dade County Seaport Variable Revenue Bonds, Series A (Bank of Tokyo-Mitsubishi UFJ LOC), 1.07%, 6/8/18 (1)(2)	2,300	2,300

Miami-Dade Special Obligation Variable Revenue Bonds, Series B, Juvenile Courthouse Project (AMBAC Insured) (TD Bank LOC), 1.05%, 6/8/18 (1)(2)	2,700	2,700

Orange County HFA Adjustable Revenue Bonds (AMT), Series B, Lakeside Pointe Apartments (FNMA LOC), 1.11%, 6/8/18 (1)(2)	1,900	1,900

Orange County HFA Variable Revenue Bonds, Series B (AMT), Marbella Cove (Washington Mutual Bank LOC), 1.11%, 6/8/18 (1)(2)	4,185	4,185

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Florida – 10.8% – continued

Sunshine Florida State Governmental Financing Commission Variable Revenue Bonds, Series A, Miami Dade County Program (MUFG Union Bank N.A. LOC), 1.22%, 6/8/18 (1)(2)	$7,505	$7,505
		37,360

Georgia – 1.4%

Bacon Industrial Building Authority Adjustable Revenue Bonds, Series B (AMT), D.L Lee & Sons, Inc. Project (Branch Banking & Trust LOC), 1.10%, 6/8/18 (1)(2)	3,570	3,570

Gordon County Development Authority Adjustable Revenue Bonds (AMT), Pine Hall Brick Co., Inc. Project (Branch Banking & Trust LOC), 1.10%, 6/8/18 (1)(2)	1,225	1,225
		4,795

Illinois – 14.1%

Illinois Educational Facilities Authority Adjustable Revenue Bonds, Augustana College (Harris Bank Joliet LOC), 1.07%, 6/8/18 (1)(2)	5,090	5,090

Illinois State Development Finance Authority Convertible Variable Revenue Bonds, Evanston Northwestern, 0.91%, 6/1/18 (1)(2)	3,000	3,000

Illinois State Development Finance Authority Variable Revenue Bonds (AMT), Durex Industries Project (U.S. Bank LOC), 1.10%, 6/8/18 (1)(2)	2,150	2,150

Illinois State Development Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank LOC), 1.18%, 6/8/18 (1)(2)	800	800

Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank LOC), 1.07%, 6/8/18 (1)(2)	1,900	1,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Illinois – 14.1% – continued

Illinois State Finance Authority MFH Variable Revenue Bonds (AMT), Series A, Autumn Ridge Apartments, 1.07%, 6/8/18 (1)(2)	$4,110	$4,110

Illinois State Finance Authority Solid Waste Variable Revenue Bonds (AMT), Disposal Facility Kuusakoski (Nordea Bank AB LOC), 1.27%, 6/8/18 (1)(2)	5,425	5,425

Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank LOC), 1.10%, 6/8/18 (1)(2)	1,700	1,700

Illinois State Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank LOC), 1.18%, 6/8/18 (1)(2)	2,200	2,200

Illinois State Finance Authority Variable Revenue Bonds, Series A-2, Northwestern Memorial Hospital Project, 0.87%, 6/1/18 (1)(2)	1,300	1,300

Illinois State Finance Authority Variable Revenue Bonds, Series D-1, University of Chicago Medical Center (PNC Bank LOC), 0.87%, 6/1/18 (1)(2)	2,000	2,000

Illinois State Finance Authority Variable Revenue Bonds, Series D-2, University of Chicago Medical Center, (PNC Bank LOC), 0.87%, 6/1/18 (1)(2)	5,200	5,200

Illinois State Finance Authority Variable Revenue Bonds, Series E-1,University of Chicago Medical (Wells Fargo Bank LOC), 0.90%, 6/1/18 (1)(2)	3,145	3,145

Illinois State Toll Highway Authority Senior Priority Variable Revenue Bonds, Series A-2A (Bank of Tokyo-Mitsubishi UFJ LOC), 1.04%, 6/8/18 (1)(2)	2,000	2,000

Illinois State Toll Highway Authority Variable Senior Priority Revenue Bonds, Series A-2B (PNC Bank LOC), 1.01%, 6/8/18 (1)(2)	1,500	1,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Illinois – 14.1% – continued

Indiana State Finance Authority Adjustable Revenue Bonds, Northwestern University, 1.04%, 6/8/18 (1)(2)	$3,750	$3,750

Savanna City Industrial Development Variable Revenue Bonds, Metform LLC Project (Bank of America LOC), 1.14%, 6/8/18 (1)(2)	3,400	3,400
		48,670

Indiana – 0.4%

Indiana State Development Finance Authority Variable Revenue Bonds (AMT), TTP, Inc. Project (U.S. Bank LOC), 1.10%, 6/8/18 (1)(2)	1,330	1,330

Iowa – 4.6%

Iowa Finance Authority Variable Community Revenue Bonds, Series B, Wesley Retirement Services (Bank of America LOC), 1.07%, 6/8/18 (1)(2)	2,860	2,860

Iowa Higher Education Loan Authority Variable Revenue Bonds, Loras College Project (Bank of America LOC), 0.91%, 6/1/18 (1)(2)	1,700	1,700

Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America LOC), 1.07%, 6/8/18 (1)(2)	1,625	1,625

Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America LOC), 0.91%, 6/1/18 (1)(2)	9,800	9,800
		15,985

Kansas – 0.6%

Kansan State Development Finance Authority MFH Variable Revenue Bonds (AMT), Series B, Boulevard Apartments (U.S. Bank LOC), 1.07%, 6/8/18 (1)(2)	1,200	1,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Kansas – 0.6% – continued

Mission City MFH Variable Revenue Refunding Bonds (AMT), The Falls Apartments Project (U.S. Bank LOC), 1.07%, 6/8/18 (1)(2)	$1,000	$1,000
		2,200

Louisiana – 2.5%

East Baton Rouge Parish IDB, Inc. Variable Revenue Bonds, Series B, ExxonMobil Project, 0.91%, 6/1/18 (1)(2)	2,750	2,750

Louisiana Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Loop LLC Project (JPMorgan Chase Bank N.A. LOC), 1.22%, 6/8/18 (1)(2)	5,000	5,000

Louisiana State Public Facilities Authority Variable Revenue Refunding Bonds MFH (FNMA Insured), 1.10%, 6/8/18 (1)(2)	900	900
		8,650

Maryland – 0.1%

Maryland Health & Higher Educational Facilities Authority Variable Revenue Bonds (Manufacturers & Traders LOC), 1.11%, 6/8/18 (1)(2)	290	290

Massachusetts – 0.2%

Massachusetts State Housing Finance Agency Variable Revenue Bonds, Princeton Westford Project (Bank of America LOC), 1.07%, 6/8/18 (1)(2)	540	540

Michigan – 1.6%

Michigan Housing Development Authority Variable Limited Obligation Revenue Bonds (AMT), Jackson Project (FHLB LOC), 0.97%, 6/1/18 (1)(2)	3,150	3,150

Michigan State Finance Authority Revenue Bonds, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC), 1.07%, 6/8/18 (1)(2)	2,355	2,355
		5,505

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Minnesota – 4.2%

Bloomington City MFH Variable Revenue Refunding Bonds (AMT), Series A-1, Norlan Partner (FNMA LOC), 1.17%, 6/8/18 (1)(2)	$4,690	$4,690

Hennepin County Variable G.O. Unlimited Bonds, Series B, 1.08%, 6/8/18 (1)(2)	3,000	3,000

Minnesota State Housing Finance Agency Variable Revenue Refunding Bonds (AMT) (GNMA/FNMA/FHLMC Insured), 1.23%, 6/8/18 (1)(2)	500	500

Minnetonka City MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments, (FNMA LOC), 1.15%, 6/8/18 (1)(2)	3,480	3,480

Saint Paul Port Authority MFH Variable Revenue Refunding Bonds, Bigos Sibley Project, 1.18%, 6/8/18 (1)(2)	3,000	3,000
		14,670

Mississippi – 2.0%

Jackson County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 0.85%, 6/1/18 (1)(2)	3,000	3,000

Mississippi Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc. Project, 0.85%, 6/1/18 (1)(2)	300	300

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron U.S.A., Inc. Project, 0.85%, 6/1/18 (1)(2)	3,050	3,050

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series H, Chevron U.S.A., Inc. Project, 0.85%, 6/1/18 (1)(2)	600	600
		6,950

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Missouri – 4.7%

Platte County IDA MFH Adjustable Revenue Refunding Bonds, Housing - Wexford Place Project, 1.10%, 6/8/18 (1)(2)	$110	$110

Saint Joseph IDA Health Facilities Variable Revenue Bonds, Series A-R, Heartland Regional Medical Center (U.S. Bank LOC), 0.87%, 6/1/18 (1)(2)	1,100	1,100

Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project, Plant Expansion (Guaranty Bank LOC), 1.07%, 6/8/18 (1)(2)	4,540	4,540

St. Louis IDA Variable Revenue Bonds, Mid-America Transplant Services Project (BMO Harris Bank N.A. LOC), 0.87%, 6/1/18 (1)(2)	10,585	10,585
		16,335

Nevada – 0.9%

Clark County Airport System Subordinate Lien Variable Revenue Bonds, Series D-2B (Royal Bank of Canada LOC), 1.08%, 6/8/18 (1)(2)	3,000	3,000

New Jersey – 2.9%

RBC Municipal Products, Inc. Trust Revenue Notes, Series 2018-E117 (Royal Bank of Canada LOC), 0.99%, 6/1/18 (1)(2)	10,000	10,000

New Mexico – 0.9%

New Mexico State Mortgage Finance Authority MFH Variable Revenue Bonds, Series A, Villas San Ignacio (FHLMC LOC), 1.07%, 6/8/18 (1)(2)	3,000	3,000

New York – 8.1%

Metropolitan Transportation Authority New York Variable Revenue Bonds, Subseries E-2 (Bank of America LOC), 1.02%, 6/8/18 (1)(2)	4,000	4,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

New York – 8.1% – continued

Metropolitan Transportation Authority Variable Revenue Bonds, Subseries E-1 (U.S. Bank LOC), 0.87%, 6/1/18 (1)(2)	$2,400	$2,400

New York City Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC), 0.86%, 6/1/18 (1)(2)	1,200	1,200

New York City Housing Development Corp. MFH Mortgage Variable Revenue Bonds, 245 East 124th Street (FHLMC LOC), 1.04%, 6/8/18 (1)(2)	2,000	2,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second Generation Resolution, 0.85%, 6/1/18 (1)(2)	1,800	1,800
0.88%, 6/1/18 (1)(2)	3,000	3,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second Generation Resolution, Fiscal 2008, 0.87%, 6/1/18 (1)(2)	3,000	3,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries B, Fiscal 2012, 0.87%, 6/1/18 (1)(2)	600	600

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, 0.88%, 6/1/18 (1)(3)	3,900	3,900
0.90%, 6/1/18 (1)(2)	2,550	2,550

New York City Transitional Finance Authority Future Tax Secured Variable Revenue Bonds, 0.85%, 6/1/18 (1)(2)	1,000	1,000

New York City Variable G.O. Unlimited Bonds, Subseries A-3 (Mizuho Bank Ltd. LOC), 0.90%, 6/1/18 (1)(2)	2,600	2,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

New York – 8.1% – continued

New York City Variable G.O. Unlimited Bonds, Subseries L-4 (U.S. Bank LOC), 0.87%, 6/1/18 (1)(2)	$150	$150
		28,200

North Carolina – 0.9%

Yancey County Industrial Facilities & Pollution Control Financing Authority Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Branch Banking & Trust LOC), 1.10%, 6/8/18 (1)(2)	3,000	3,000

Ohio – 1.6%

Cleveland-Cuyahoga County Port Authority Cultural Facility Variable Revenue Bonds, Series C-R, Museum of Art Project, 1.05%, 6/8/18 (1)(2)	600	600

Hamilton County Hospital Facilities Variable Revenue Refunding Bonds, Cincinnati Children, 1.03%, 6/8/18 (1)(2)	5,000	5,000
		5,600

Oregon – 0.2%

Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA LOC), 1.11%, 6/8/18 (1)(2)	700	700

Pennsylvania – 8.6%

Emmaus General Authority Variable Revenue Bonds, Series A , Pennsylvania Loan Program (U.S. Bank LOC), 1.04%, 6/8/18 (1)(2)	5,000	5,000

Geisinger Authority Health System Variable Revenue Bonds, Series A-2, 0.84%, 6/1/18 (1)(2)	4,550	4,550

Geisinger Authority Health System Variable Revenue Bonds, Series B, Geisinger Health System, 0.84%, 6/1/18 (1)(2)	2,500	2,500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Pennsylvania – 8.6% – continued

Pennsylvania State Economic Development Financing Authority Exempt Facilities Variable Revenue Bonds, PSEG Power (TD Bank LOC), 1.05%, 6/8/18 (1)(2)	$5,500	$5,500

Pennsylvania State Higher Educational Facilities Authority Variable Revenue Bonds, Series B, Drexel University (TD Bank LOC), 0.90%, 6/1/18 (1)(2)	6,000	6,000

RBC Municipal Products, Inc., Trust Floater Certificates For All Revenue Bonds, Series E-111 (Royal Bank of Canada LOC), 0.97%, 6/1/18 (1)(2)	3,000	3,000

West Cornwall Township Municipal Authority Senior Living Facility Variable Revenue Bonds, Lebanon Valley (PNC Bank LOC), 1.06%, 6/8/18 (1)(2)	3,080	3,080
		29,630

Rhode Island – 0.2%

Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Bryant University (TD Bank LOC), 1.05%, 6/8/18 (1)(2)	700	700

Tennessee – 0.6%

Sevier County Public Building Authority Local Government Public Improvement Variable Revenue Bonds, Series 6-A1 (County Gtd.), 1.06%, 6/8/18 (1)(2)	400	400

Sevier County Public Building Authority Variable Revenue Bonds, Series V-V B-1, Local Government Public Improvement (Branch Banking & Trust LOC), 1.06%, 6/8/18 (1)(2)	1,830	1,830
		2,230

Texas – 13.0%

Aledo Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 1.10%, 6/8/18 (1)(2)	3,400	3,400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Texas – 13.0% – continued

Bexar County HFA MFH Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA LOC), 1.10%, 6/8/18 (1)(2)	$500	$500

Bexar County Housing Finance Corp. MFH Variable Revenue Bonds, Series A, Summit Hills Apartments Project, 1.15%, 6/8/18 (1)(2)	3,500	3,500

Brazos Harbor Industrial Development Corp. Variable Revenue Bonds (AMT), BASF Corporation Project, 1.16%, 6/8/18 (1)(2)	4,000	4,000

Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series A (AMT), ExxonMobil Project, 0.92%, 6/1/18 (1)(2)	2,300	2,300

Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Bonds, Subseries C-1, Methodist Hospital, 0.92%, 6/1/18 (1)(3)	1,000	1,000

Harris County HFDC Variable Revenue Refunding Bonds, Series A-2, Methodist Hospital System, 0.92%, 6/1/18 (1)(2)	2,965	2,965

Harris County Hospital District Senior Lien Variable Revenue Refunding Bonds (JPMorgan Chase N.A. Bank LOC), 1.08%, 6/8/18 (1)(2)	200	200

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series A, ExxonMobil Project, 0.88%, 6/1/18 (1)(2)	1,600	1,600

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series B (AMT), ExxonMobil Project, 0.92%, 6/1/18 (1)(2)	4,000	4,000

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Subseries B-2 (AMT), 0.92%, 6/1/18 (1)(2)	5,300	5,300

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Texas – 13.0% – continued

Mansfield Industrial Development Corp. Revenue Bonds (AMT), Aces-Pier 1-Imports-Texas, Inc. Project (JPMorgan Chase Bank N.A. LOC), 1.09%, 6/8/18 (1)(2)	$2,000	$2,000

San Antonio Housing Finance Corp. MFH Variable Revenue Bonds, Artisan at San Pedro Creek Apartments Project (FHLMC LOC), 1.05%, 6/8/18 (1)(2)	2,000	2,000

Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Methodist Hospitals Dallas (TD Bank LOC), 0.92%, 6/1/18 (1)(2)	3,640	3,640

Texas State Department of Housing & Community Affairs Variable Revenue Bonds (AMT), Series A-1, Timber Point Apartments (FHLMC LOC), 1.11%, 6/8/18 (1)(2)	1,630	1,630

Texas State TRANS, 4.00%, 8/30/18	5,000	5,032

Texas State Veterans Variable G.O. Unlimited Bonds, 1.10%, 6/8/18 (1)(2)	1,800	1,800
		44,867

Utah – 2.3%

Murray City Hospital Variable Revenue Bonds, Series C, IHC Health Services, Inc., 0.92%, 6/1/18 (1)(2)	1,900	1,900

Utah State Housing Corp. MFH Variable Revenue Bonds, Series A, Florentine Villas (FHLMC LOC), 1.05%, 6/8/18 (1)(2)	6,000	6,000
		7,900

Washington – 2.9%

Washington State Housing Finance Commission Variable Revenue Bonds, Kitts Corner Apartments Project (FHLB LOC), 1.04%, 6/8/18 (1)(2)	5,500	5,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Washington – 2.9% – continued

Washington State Housing Finance Commission Variable Revenue Bonds, Series A (AMT), Whisperwood Apartments Project (FNMA LOC), 1.07%, 6/8/18 (1)(2)	$4,650	$4,650
		10,150

West Virginia – 0.8%

West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking & Trust LOC), 1.07%, 6/8/18 (1)(2)	2,910	2,910

Municipal States Pooled Securities – 0.3%

Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492, 1.09%, 6/8/18 (1)(2)(4)	1,000,000	1,000
Total Municipal Investments
(Cost $345,322)		345,317

Total Investments – 99.7%
(Cost $345,322) (5)		345,317

Other Assets less Liabilities – 0.3%		1,178
NET ASSETS – 100.0%		$346,495

(1)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(2)	Variable rate security. Rate as of May 31, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(3)	Variable rate security. Rate as of May 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of this security is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(5)	At May 31, 2018, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	MAY 31, 2018 (UNAUDITED)

Federal tax cost of investments	$345,322
Gross tax appreciation of investments	$–
Gross tax depreciation of investments	(5)
Net tax depreciation of investments	$(5)

Percentages shown are based on Net Assets.

At May 31, 2018, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	24.1%
Housing	23.7
IDB & PCR	10.6
University	8.5
Miscellaneous Revenues	6.1
Transportation	5.8
State	5.7
All other sectors less than 5%	15.5
Total	100.0%

At May 31, 2018, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	37.7%
2 – 15 Days	60.8
61 – 97 Days	1.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of May 31, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Investments (1)	$–	$345,317	$–	$345,317

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC – American Municipal Bond Assurance

AMT – Alternative Minimum Tax

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

GNMA – Government National Mortgage Association

Gtd. – Guaranteed

HFA – Housing Finance Authority

HFDC – Health Facilities Development Corporation

IDA – Industrial Development Authority

IDB – Industrial Development Board

LOC – Letter of Credit

MFH – Multifamily Housing

PCR – Pollution Control Revenue

PSF – Permanent School Fund

SFM – Single Family Mortgage

TRANS – Tax Revenue Anticipation Notes

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 14.2%

ABS Other – 14.2%

Barton Capital S.A., 2.31%, 8/20/18 (1)	$25,000	$24,874

Bedford Row Funding Corp.,
(Floating, ICE LIBOR USD 3M + 0.16%), 2.45%, 6/27/18 (1)(2)	22,000	22,002

Bennington Stark Capital Co. LLC, 1.83%, 6/1/18	45,000	44,998
2.41%, 8/9/18	20,000	19,913

Cedar Springs Capital Co. LLC, 2.36%, 8/6/18	27,171	27,058
2.38%, 8/10/18 (1)	27,000	26,880

Charta Corp. LLC, 2.33%, 7/18/18 (1)	20,000	19,945

Collateralized Commercial Paper Co. LLC,
(Floating, ICE LIBOR USD 1M + 0.20%), 2.14%, 6/18/18 (3)	16,000	15,999

Concord Minutemen Capital Co. LLC, Class A, 1.88%, 6/4/18	12,000	11,998
2.03%, 6/15/18	30,000	29,977
2.41%, 8/9/18 (1)	27,000	26,886

Crown Point Capital Co. LLC, 2.41%, 7/10/18 (1)	9,000	8,980

Lexington Parker Capital Co. LLC, 1.88%, 6/4/18	20,000	19,996
2.20%, 7/9/18 (1)	22,000	21,952
2.41%, 8/3/18	25,000	24,904

LMA Americas LLC, 2.33%, 8/13/18	26,500	26,382

Nieuw Amsterdam Receivables Corp., 1.83%, 6/8/18 (1)	20,000	19,992

Ridgefield Funding Co. LLC, 2.36%, 6/20/18	15,000	14,984
2.41%, 7/6/18 (1)	15,000	14,970
2.41%, 7/25/18 (1)	4,500	4,485
2.36%, 8/16/18	30,000	29,858
		457,033
Total ABS Commercial Paper
(Cost $456,976)		457,033

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 32.3%

Banking – 31.7%

Australia and New Zealand Banking Group,
(Floating, ICE LIBOR USD 1M + 0.20%), 2.16%, 6/25/18 (3)	$20,000	$20,000

Bank of America N.A.,
(Floating, ICE LIBOR USD 1M + 0.03%), 2.40%, 8/9/18 (3)	25,000	25,000

Bank of Montreal, Chicago Branch,
(Floating, ICE LIBOR USD 1M + 0.22%), 2.14%, 6/7/18 (3)	15,000	15,006
(Floating, ICE LIBOR USD 1M + 0.20%), 2.13%, 6/11/18 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.25%), 2.22%, 6/28/18 (3)	15,000	15,000

Bank of Nova Scotia, Houston Branch,
(Floating, ICE LIBOR USD 1M + 0.20%), 2.13%, 6/11/18 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.21%), 2.16%, 6/19/18 (3)	2,000	2,001

BMO Harris Bank N.A., 2.33%, 8/17/18	14,750	14,753

BNP Paribas S.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.38%), 2.30%, 6/12/18 (3)	20,000	20,008
(Floating, ICE LIBOR USD 3M + 0.16%), 2.45%, 6/26/18 (3)	20,000	20,008

Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.15%), 2.33%, 6/18/18 (3)	15,000	15,004
(Floating, ICE LIBOR USD 1M + 0.23%), 2.20%, 6/25/18 (3)	10,000	9,999
(Floating, ICE LIBOR USD 3M + 0.17%), 2.54%, 7/30/18 (3)	10,000	10,002

Citibank N.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.27%), 2.21%, 6/18/18 (3)	17,000	17,009
2.40%, 8/6/18	30,000	30,010

Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.16%), 2.08%, 6/8/18 (2)	20,000	20,001

Cooperatieve Rabobank U.A., London Branch,
(Floating, ICE LIBOR USD 1M + 0.22%), 2.14%, 6/6/18 (3)	15,000	15,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 32.3% – continued

Banking – 31.7% – continued
(Floating, ICE LIBOR USD 1M + 0.22%), 2.19%, 6/26/18 (3)	$15,000	$14,999

Cooperatieve Rabobank U.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.22%), 2.14%, 6/4/18 (3)	10,000	10,003
(Floating, ICE LIBOR USD 1M + 0.16%), 2.09%, 6/11/18 (3)	25,000	25,001

Credit Agricole Corporate and Investment Bank, New York, 2.30%, 7/10/18	25,000	25,013

Credit Industriel et Commercial S.A., 2.40%, 7/24/18	22,000	22,033

Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.34%), 2.68%, 7/5/18 (3)	20,000	20,020

Danske Corp., London Branch, 2.29%, 9/4/18	30,000	30,071

ING Bank N.V., Amsterdam Branch,
(Floating, ICE LIBOR USD 3M + 0.13%), 2.47%, 8/15/18 (3)	25,000	24,742

KBC Bank N.V., Brussels Branch, 2.34%, 8/2/18	30,000	30,047

KBC Bank N.V., London Branch, 2.31%, 7/23/18	30,000	30,040

Mitsubishi UFJ Trust & Banking Corp., 2.37%, 8/8/18	26,000	26,049
2.36%, 9/4/18	35,000	35,089

Mizuho Bank Ltd., New York Branch, 2.34%, 7/6/18	25,000	25,010

Natixis S.A., New York Branch, 2.30%, 6/15/18	20,000	20,004
2.42%, 7/31/18	34,000	34,022
2.48%, 11/13/18	10,000	10,002

Oversea-Chinese Banking Corp. Ltd., 2.10%, 7/5/18	22,000	22,002

Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.21%), 2.14%, 6/11/18 (3)	7,000	7,003
(Floating, ICE LIBOR USD 3M + 0.17%), 2.54%, 9/7/18 (3)	15,000	15,000
1.61%, 9/19/18	8,000	7,982

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 32.3% – continued

Banking – 31.7% – continued

Societe Generale, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.08%), 2.40%, 8/31/18 (3)	$25,000	$25,000

Sumitomo Mitsui Trust Bank Ltd., London, 2.35%, 7/11/18	25,000	25,028

Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.10%), 2.42%, 6/4/18 (3)	15,000	15,000
(Floating, ICE LIBOR USD 3M + 0.20%), 2.33%, 6/15/18 (3)	15,000	15,008
(Floating, ICE LIBOR USD 1M + 0.15%), 2.08%, 6/18/18 (3)	25,000	25,007

Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.18%), 2.10%, 6/15/18 (2)	5,000	5,001
2.25%, 7/27/18	30,000	30,009
1.75%, 10/26/18	25,000	24,939

Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 1M + 0.17%), 2.10%, 6/11/18 (3)	20,000	20,006
(Floating, ICE LIBOR USD 1M + 0.25%), 2.17%, 6/12/18 (3)	12,000	12,000
(Floating, ICE LIBOR USD 1M + 0.21%), 2.13%, 6/15/18 (3)	5,000	5,000
(Floating, ICE LIBOR USD 1M + 0.23%), 2.18%, 6/19/18 (3)	3,000	3,001
(Floating, ICE LIBOR USD 1M + 0.30%), 2.25%, 6/19/18 (3)	10,000	9,996
(Floating, ICE LIBOR USD 3M + 0.05%), 2.42%, 8/9/18 (3)	18,000	17,999

Wells Fargo Bank West N.A.,
(Floating, ICE LIBOR USD 3M + 0.18%), 2.43%, 6/22/18 (3)	20,500	20,521
(Floating, ICE LIBOR USD 1M + 0.23%), 2.20%, 6/29/18 (3)	20,000	19,999
(Floating, ICE LIBOR USD 3M + 0.25%), 2.57%, 7/5/18 (3)	10,000	10,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 32.3% – continued

Banking – 31.7% – continued

Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.23%), 2.16%, 6/11/18 (3)	$10,000	$10,002
(Floating, ICE LIBOR USD 1M + 0.23%), 2.17%, 6/18/18 (3)	15,000	14,989
		1,021,438

Foreign Agencies – 0.6%

Dexia Credit Local S.A., New York,
(Floating, ICE LIBOR USD 1M + 0.19%), 2.16%, 6/25/18 (3)	20,000	20,000
Total Certificates Of Deposit
(Cost $1,041,251)		1,041,438

COMMERCIAL PAPER – 24.3%

Banking – 18.6%

ABN AMRO Funding USA LLC, 2.35%, 7/6/18 (1)	25,000	24,950
2.35%, 7/9/18 (1)	25,000	24,946

Australia and New Zealand Banking Group,
(Floating, ICE LIBOR USD 1M + 0.18%), 2.15%, 6/25/18 (1)(3)	10,000	10,003

Bank of Nova Scotia, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.12%), 2.30%, 6/19/18 (3)	15,000	14,902

Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.20%), 2.54%, 7/12/18 (3)	20,000	20,011

Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 1M + 0.17%), 2.08%, 6/4/18 (1)(3)	6,000	6,002
(Floating, ICE LIBOR USD 1M + 0.21%), 2.18%, 6/29/18 (1)(3)	25,000	25,003

Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.16%), 2.09%, 6/11/18 (1)(3)	25,000	25,007
(Floating, ICE LIBOR USD 1M + 0.18%), 2.13%, 6/20/18 (1)(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M + 0.19%), 2.16%, 6/25/18 (1)(3)	10,000	10,000
(Floating, ICE LIBOR USD 3M + 0.22%), 2.55%, 7/3/18 (1)(3)	25,000	25,029

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 24.3% – continued

Banking – 18.6% – continued

Danske Corp., 2.32%, 7/18/18 (1)	$15,000	$14,959

HSBC Bank PLC,
(Floating, ICE LIBOR USD 3M + 0.18%), 2.51%, 8/20/18 (1)(3)	15,000	15,000

ING US Funding LLC,
(Floating, ICE LIBOR USD 1M + 0.19%), 2.11%, 6/5/18 (3)	19,000	19,000

National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 3M + 0.20%), 2.35%, 6/15/18 (1)(3)	7,750	7,757
(Floating, ICE LIBOR USD 1M + 0.20%), 2.17%, 6/29/18 (1)(3)	15,000	15,000
1.72%, 10/15/18 (1)	25,000	24,782

Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.21%), 2.13%, 6/5/18 (1)(3)	15,000	15,004
(Floating, ICE LIBOR USD 1M + 0.16%), 2.13%, 6/25/18 (1)(3)	26,000	26,002
(Floating, ICE LIBOR USD 3M + 0.19%), 2.53%, 7/10/18 (1)(3)	26,500	26,507
(Floating, ICE LIBOR USD 3M + 0.17%), 2.50%, 8/20/18 (1)(3)	10,000	9,999

Skandinaviska Enskilda Banken AB, 2.28%, 6/21/18 (1)	15,000	14,984

Sumitomo Mitsui Banking Corp., 2.35%, 7/5/18 (1)	20,000	19,963

Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%), 2.07%, 6/6/18 (1)(2)	20,000	20,001
(Floating, ICE LIBOR USD 1M + 0.17%), 2.09%, 6/13/18 (1)(3)	25,000	25,000
(Floating, ICE LIBOR USD 3M + 0.27%), 2.56%, 6/26/18 (1)(3)	20,000	20,024
(Floating, ICE LIBOR USD 3M + 0.11%), 2.44%, 7/6/18 (1)(3)	20,000	19,999

UBS A.G., London Branch,
(Floating, ICE LIBOR USD 3M + 0.33%), 2.67%, 7/9/18 (3)	20,000	20,048

United Overseas Bank Ltd., 2.28%, 7/6/18 (1)	15,000	14,970

Westpac Banking Corp.,
(Floating, ICE LIBOR USD 1M + 0.12%), 2.04%, 6/4/18 (1)(2)	25,000	25,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 24.3% – continued

Banking – 18.6% continued
(Floating, ICE LIBOR USD 1M + 0.18%), 2.10%, 6/15/18 (1)(3)	$15,000	$15,001
(Floating, ICE LIBOR USD 1M + 0.19%), 2.14%, 6/20/18 (1)(3)	15,000	15,005

Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.22%), 2.55%, 7/5/18 (1)(3)	20,000	19,998
		599,856

Brokerage – 0.8%

JPMorgan Securities LLC, 1.62%, 6/19/18	15,000	14,985
1.67%, 7/10/18 (1)	10,000	9,978
		24,963

Finance Companies – 0.3%

Matchpoint Finance PLC, 2.34%, 8/7/18	10,000	9,958

Technology – 4.6%

Apple, Inc., 1.72%, 6/1/18	150,000	149,993
Total Commercial Paper
(Cost $784,764)		784,770

EURODOLLAR TIME DEPOSITS – 14.2%

Banking – 12.5%

Australia and New Zealand Banking Group, 1.73%, 6/1/18	100,000	100,000
1.76%, 6/5/18	21,750	21,750

BNP Paribas S.A., Paris Branch, 1.72%, 6/1/18	25,000	25,000

Credit Industrial et Commercial, Paris Branch, 1.75%, 6/1/18	130,000	130,000

ING Bank N.V., Amsterdam Branch, 1.75%, 6/1/18	84,000	84,000

Natixis S.A., New York Branch, 1.71%, 6/1/18	22,000	22,000

Societe Generale, Paris Branch, 1.74%, 6/1/18	20,000	20,000
		402,750

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 14.2% – continued

Foreign Local Government – 1.7%

Zuercher Kantonalbank, Zurich Branch, 1.80%, 6/1/18	$55,750	$55,750
Total Eurodollar Time Deposits
(Cost $458,500)		458,500

MUNICIPAL INVESTMENTS – 0 .9%

Colorado – 0.5%

Colorado Housing & Finance Authority Variable Taxable Revenue Refunding Multifamily Project Bonds 1.77%, 6/8/18 (4)(5)	17,500	17,500

Michigan – 0.4%

Michigan Finance Authority Variable Taxable Revenue Bonds School Loan Program, (PNC Bank LOC) 1.73%, 6/8/18 (4)(5)	11,475	11,475
Total Municipal Investments
(Cost $28,975)		28,975

Investments at, Value
(Cost $2,770,466)		2,770,716

REPURCHASE AGREEMENTS – 14.2% (6)

Repurchase Agreements – 14.2%

Citigroup Global Markets, Inc., dated 5/31/18, repurchase price $20,001 1.87%, 6/1/18	20,000	20,000

Citigroup Global Markets, Inc., dated 5/31/18, repurchase price $79,666 1.80%, 6/1/18	79,662	79,662

Credit Suisse Securities, dated 5/31/18, repurchase price $10,015 1.80%, 7/5/18	10,000	10,000

HSBC Securities (USA), Inc., dated 4/5/17, repurchase price $15,343 1.95%, 6/1/18	15,000	15,000

JPMorgan Securities LLC, dated 5/31/18, repurchase price $15,027 2.10%, 9/3/18	15,000	15,000

JPMorgan Securities LLC, dated 5/31/18, repurchase price $25,045 2.10%, 9/3/18	25,000	25,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 14.2% (6) – continued

Repurchase Agreements – 14.2% – continued

JPMorgan Securities LLC, dated 5/31/18, repurchase price $250,012 1.74%, 6/1/18	$250,000	$250,000

JPMorgan Securities LLC, dated 5/31/18, repurchase price $30,046 1.80%, 6/7/18	30,000	30,000

Societe Generale S.A., dated 5/31/18, repurchase price $15,025 1.95%, 8/4/18	15,000	15,000
		459,662
Total Repurchase Agreements
(Cost $459,662)		459,662

Total Investments – 100.1%
(Cost $3,230,128) (7)		3,230,378
Liabilities less Other Assets – (0.1%)		(4,643)
NET ASSETS – 100.0%		$3,225,735

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of May 31, 2018 is disclosed.
(3)	Variable rate security. Rate as of May 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(5)	Variable rate security. Rate as of May 31, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Commercial Paper	$42,008	0.00%	7/3/18 – 8/9/18
Common Stocks	$27,553	0.00%	–
Corporate Bonds	$32,101	1.75% – 7.05%	7/23/18 – 12/29/99
U.S. Treasury Bonds	$263,887	3.00% – 3.13%	8/15/44 – 5/15/45
U.S. Treasury Notes	$108,070	0.13% – 2.88%	11/30/21 – 5/15/28

Total	$473,619

(7)	At May 31, 2018, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,230,128
Gross tax appreciation of investments	$792
Gross tax depreciation of investments	(542)
Net tax appreciation of investments	$250

Percentages shown are based on Net Assets.

At May 31, 2018 the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	33.8%
2 – 15 Days	16.1
16 – 30 Days	14.1
31 – 60 Days	16.4
61 – 97 Days	17.0
98 – 180 Days	2.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of May 31, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
ABS Commercial Paper (1)	$–	$457,033	$–	$457,033
Certificates of Deposit (1)	–	1,041,438	–	1,041,438
Commercial Paper (1)	–	784,770	–	784,770
Eurodollar Time Deposits (1)	–	458,500	–	458,500
Municipal Investments (1)	–	28,975	–	28,975
Repurchase Agreements (1)	–	459,662	–	459,662
Total Investments	$–	$3,230,378	$–	$3,230,378

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	MAY 31, 2018 (UNAUDITED)

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

ABS – Asset-Backed Securities

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

LOC – Letter of Credit

USD – United States Dollar

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2018 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 6 portfolios as of May 31, 2018, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the Trust’s portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following five money market portfolios: Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio and Prime Obligations Portfolio are authorized to issue a fourth class of shares: Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2018, each of the Portfolios had Shares outstanding; the U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio had Service Shares outstanding; the Treasury Portfolio had Premier Shares outstanding; and the U.S. Government Select Portfolio had Williams Capital Shares outstanding. Premier Shares are currently only offered for the Treasury Portfolio.

Each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. The Municipal Portfolio and Prime Obligations Portfolio each operate as an “institutional money market fund” under Rule 2a-7 of the 1940 Act and transacts in its shares at a floating net asset value (“NAV”), rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio are currently valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Municipal Portfolio’s and Prime Obligations Portfolio’s investments are valued at their fair value. Fixed income securities are valued on the basis of evaluated prices provided by the Portfolios’ independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolios, are valued at their amortized cost, which, according to NTI, approximates fair value.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Portfolios’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Municipal Portfolio and Prime Obligations Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, an insurer’s exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements at May 31, 2018, as reflected in their accompanying Schedules of Investments.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at May 31, 2018, as reflected in their accompanying Schedules of Investments.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2018, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of America	$72,013	$(72,013)	$–
	Bank of Montreal	525,000	(525,000)	–

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2018 (UNAUDITED)

Amounts in thousands				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENTS	NET AMOUNT*
	Barclays		$70,000	$(70,000)	$–
	BNP Paribas		3,415,000	(3,415,000)	–
	Citigroup		5,441	(5,441)	–
	Deutsche Bank		605,000	(605,000)	–
	Federal Reserve Bank of New York		1,400,000	(1,400,000)	–
	Goldman Sachs		1,000,000	(1,000,000)	–
	HSBC Securities		2,525,000	(2,525,000)	–
	ING Financial Markets		900,000	(900,000)	–
	JPMorgan		2,335,000	(2,335,000)	–
	RBS Securities		1,210,000	(1,210,000)	–
	Royal Bank of Canada		1,100,000	(1,100,000)	–
	Societe Generale		4,357,012	(4,357,012)	–
	Total		$19,519,466	$(19,519,466)	$–
U.S. Government	Bank of America		$526,876	$(526,876)	$–
	Bank of Montreal		250,000	(250,000)	–
	Bank of Nova Scotia		1,335,000	(1,335,000)	–
	Barclays		100,000	(100,000)	–
	BNP Paribas		175,000	(175,000)	–
	Citigroup		96,567	(96,567)	–
	Federal Reserve Bank of New York		125,000	(125,000)	–
	Goldman Sachs		575,000	(575,000)	–
	HSBC Securities		500,000	(500,000)	–
	JPMorgan		950,000	(950,000)	–
	Royal Bank of Canada		500,000	(500,000)	–
	Societe Generale		86,876	(86,876)	–
	Total		$5,220,319	$(5,220,319)	$–
U.S. Government Select	Bank of America		$860,000	$(860,000)	$–
	BNP Paribas		365,000	(365,000)	–
	Citigroup		151,899	(151,899)	–
	Federal Reserve Bank of New York		100,000	(100,000)	–
	HSBC Securities		1,680,000	(1,680,000)	–
	JPMorgan		1,685,000	(1,685,000)	–
	Merrill Lynch		700,000	(700,000)	–
	Royal Bank of Canada		850,000	(850,000)	–
	Societe Generale		2,560,000	(2,560,000)	–
	Total	$	,8,951,899	$(8,951,899)	$–
Prime Obligations	Citigroup		$99,662	$(99,662)	$–
	Credit Suisse		10,000	(10,000)	–
	HSBC Securities		15,000	(15,000)	–
	JPMorgan		320,000	(320,000)	–

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	Societe Generale	$15,000	$(15,000)	$–
	Total	$459,662	$(459,662)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date. The Municipal Portfolio’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES The Municipal Portfolio and Prime Obligations Portfolio may impose a liquidity fee of up to 2 percent on redemptions from the Portfolios or temporarily restrict redemptions from the Portfolios for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Portfolios’ weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 30 percent of the Portfolios’ total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolios, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Portfolio fall below 30 percent of the total assets.

10 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets as of the end of a business day, the Portfolios will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Portfolios or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interests of the Portfolios.

If the Municipal Portfolio or Prime Obligations Portfolio impose a redemption gate, the Portfolios and the Portfolios’ authorized intermediaries will not accept redemption orders until the Portfolios have notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Municipal Portfolio or Prime Obligations Portfolio have invested 30 percent or more of its total assets in weekly liquid assets.

Liquidity fees would generally be used to assist the Municipal Portfolio and Prime Obligations Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Municipal Portfolio or Prime Obligations Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets, the Portfolios reserve the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Portfolios to continue operating.

Liquidity fees, if any, are included in "Payments for Shares Redeemed" in Note 6 – Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Municipal Portfolio or Prime Obligations Portfolio during the six months ended May 31, 2018.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2018 (UNAUDITED)

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolios.

At November 30, 2017, the following reclassifications were recorded.

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)		ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)		CAPITAL STOCK
Municipal	$71		$(71)		$–
Prime Obligations	–	*	–	*	–

*	Amount rounds to less than $1,000.

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2017.

At November 30, 2017, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG TERM CAPITAL GAINS (LOSSES)
Treasury	$–	$33,188	$341
U.S. Government	–	4,585	–
U.S. Government Select	–	18,475	76

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG TERM CAPITAL GAINS (LOSSES)
Municipal	$137	$ 3	$–
Prime Obligations	–	2,410	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$237,251	$–
U.S. Government	–	30,511	–
U.S. Government Select	–	141,294	–
Municipal	1,942	85	–
Prime Obligations	–	17,605	37

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$–	$51,014	$–
U.S. Government	–	4,303	–
U.S. Government Select	–	40,235	–
Municipal	5,755	88	645
Prime Obligations	–	13,195	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2017, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 19, 2018, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2018.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets) as follows:

ANNUAL MANAGEMENT FEE
Treasury	0.13%
U.S. Government	0.23%
U.S. Government Select	0.18%
Municipal	0.18%
Prime Obligations	0.13%

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations of 0.15 percent for the Treasury Portfolio, 0.25 percent for the U.S. Government Portfolio, 0.20 percent for each of the U.S. Government Select Portfolio and Municipal Portfolio and 0.15 percent for the Prime Obligations Portfolio of each Portfolio’s average daily net assets. The total annual fund operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2019. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2018, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2018 are shown as “Receivable from affiliates for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolios by NTI. During the six months ended May 31, 2018, NTI did not voluntarily reimburse any additional expenses of the Portfolios.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of the Portfolios.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Portfolios’ Statements of Operations.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2018 (UNAUDITED)

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2018, the following Portfolios engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
Municipal	$212,475	$(163,070)

Amounts in thousands	PURCHASES	SALES*
Prime Obligations	–	(20,000)

*	During the six months ended May 31, 2018, the realized gain (loss) associated with these transactions is zero.

Northern Trust will return to the Portfolios the full amount of the return that Northern Trust receives on a Portfolio’s uninvested cash resulting from Northern Trust client custody sweep, the return is based on the application of the Federal Reserve’s Interest Rate on Excess Reserves. These amounts are shown on the Treasury Portfolio’s and U.S. Government Portfolio’s Statements of Operations as “Income from affiliates”.

6. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$6,980,379	$11,084	$(15,504,529)	$(8,513,066)
U.S. Government	93,803,043	634	(94,466,711)	(663,034)
U.S. Government Select	112,382,208	5,005	(112,322,326)	64,887
Municipal	462,023	126	(339,495)	122,654
Prime Obligations	8,930,372	320	(8,250,837)	679,855

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 462,069,000, 126,000 and (339,529,000), respectively, and the Prime Obligations Portfolio which were approximately 8,930,624,000, 320,000 and (8,250,990,000), respectively.

Transactions in Shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD		REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$12,750,793		$5,584	$(10,679,769)	$2,076,608
U.S. Government	78,738,195	**	278	(69,752,704)	8,985,769
U.S. Government Select	204,679,442		5,680	(204,819,178)	(134,056)
Municipal	336,584		50	(866,112)	(529,478)
Prime Obligations	10,302,572		480	(9,470,611)	832,441

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 336,588,000,

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

51,000 and (866,114,000), respectively, and the Prime Obligations Portfolio which were approximately 10,300,832,000, 480,000 and (9,468,999,000), respectively.

**	Number includes assets of approximately $8,017,687,000 received in connection with the reorganization of the Government Assets Portfolio (“GAP”) of the Northern Institutional Funds into the Portfolio. The number of shares issued by the Portfolio in exchange for such assets was approximately 8,017,685,000. The reorganization was was completed on November 28, 2017.

Transactions in Service Shares for the six months ended May 31, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government	$1,125	$–	$(1,385)	$(260)
U.S. Government Select	202,900	–	(257,200)	(54,300)
Municipal	5,215	–	(1,305)	3,910
Prime Obligations	11,061	–	(8,545)	2,516

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 5,215,000, 0 and (1,305,000), respectively, and the Prime Obligations Portfolio which were approximately 11,061,000, 0 and (8,545,000), respectively.

Transactions in Service Shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government	$2,742	$–	$(1,737)	$1,005
U.S. Government Select	694,255	–	(738,737)	(44,482)
Municipal	8,886	–	(10,667)	(1,781)
Prime Obligations	2,278	–	(2,405)	(127)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 8,886,000, 0 and (10,667,000), respectively, and the Prime Obligations Portfolio which were approximately 2,278,000, 0 and (2,405,000), respectively.

Transactions in Premier Shares for the six months ended May 31, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$155,300,104	$–	$(154,052,619)	$1,247,485

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$245,889,170	$–	$(236,859,129)	$9,030,041

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the six months ended May 31, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$1,159,554	$726	$(1,222,694)	$(62,414)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$3,856,752	$1,349	$(3,859,784)	$(1,683)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2018 (UNAUDITED)

8. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by portfolios and to improve the quality and type of information that portfolios provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Portfolio’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms that are effective on or after June 1, 2018 to determine the impact to the Portfolios.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MONEY MARKET PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2017 through May 31, 2018.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/2017 - 5/31/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID* 12/1/2017- 5/31/2018
Actual	0.15%	$1,000.00	$1,006.80	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76

PREMIER SHARES
Actual	0.20%	$1,000.00	$1,006.50	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID* 12/1/2017- 5/31/2018
Actual	0.25%	$1,000.00	$1,006.30	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.68	$1.26

SERVICE SHARES
Actual	0.25%	$1,000.00	$1,006.30	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.68	$1.26

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID* 12/1/2017- 5/31/2018
Actual	0.20%	$1,000.00	$1,006.50	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

SERVICE SHARES
Actual	0.20%	$1,000.00	$1,006.50	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

WILLIAMS CAPITAL SHARES
Actual	0.20%	$1,000.00	$1,006.50	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

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MONEY MARKET PORTFOLIOS

MAY 31, 2018 (UNAUDITED)

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID* 12/1/2017- 5/31/2018
Actual	0.20%	$1,000.00	$1,005.50	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

SERVICE SHARES
Actual	0.20%	$1,000.00	$1,005.50	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID* 12/1/2017- 5/31/2018
Actual	0.15%	$1,000.00	$1,008.00	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76

SERVICE SHARES(1)
Actual	0.15%	$1,000.00	$1,001.50	$0.12
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
(1)	Service Shares resumed investment operations on May 3, 2018. The actual expense example is based on the period since initial investment; the hypothetical example is based on the half-year beginning 12/1/2017.

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”), at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Portfolios by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018, April 12, 2018 and at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Portfolios resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing reporting and cyber-security program; (iv) fees charged to and expenses borne by the Portfolios; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolios; (vii) information regarding purchases and redemptions of each Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolios’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolios by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Portfolios compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolios and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolios. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolios with the funds included in their respective peer groups and peer universes. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These

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MONEY MARKET PORTFOLIOS

services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolios. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolios’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolios by Northern and its affiliates, including its oversight of the Portfolios’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Portfolios. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolios’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and its shareholders, including to address additional regulatory and reporting requirements and the conversion of the Municipal and Prime Obligations Portfolios to variable net asset value pricing. The Board took into account that each of the U.S. Government, U.S. Government Select and Treasury Portfolios had maintained a stable net asset value and the Municipal and Prime Obligations Portfolios experienced minimal principal volatility after transitioning to a floating net asset value in 2016.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on Portfolio performance or asset size, and the consistency of investment approach with respect to the Portfolios. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to continue to provide quality services to the Portfolios.

Performance

The Trustees considered the investment performance of each Portfolio, including whether they had operated within their respective investment objectives, as well as their compliance with their investment restrictions. The Trustees also took into account the relatively low interest rate environment in which the Portfolios were and had been operating and any contributions by Northern to the Portfolios to prevent negative yield in prior years. For Portfolios that had been in existence for the applicable periods, the Trustees received information on the Portfolios’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Portfolios were ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Portfolios’ performance relative to their performance benchmarks and the Portfolios’ three-year performance versus net expenses as calculated by Broadridge. The Trustees noted that the performance of each of the Prime Obligations, Treasury and U.S. Government Select Portfolios was in the first quartile and the performance of each of the Municipal and U.S. Government Portfolios was in the second quartile among its respective Broadridge peers for the one-, three- and five-year periods ended January 31, 2018. The Trustees also noted that each Portfolio had outperformed its respective benchmark for the same periods.

The Trustees took into account management’s discussion of the Portfolios’ performance and considered the Portfolios’ investment performance relative to the investor base the Portfolios are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Portfolios. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolios and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolios’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolios’ contractual and net management fee (after expense reimbursements) rates; the Portfolios’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolios. The Trustees also noted certain other actions taken by Northern over the years to reduce Portfolio expenses,

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued

such as voluntary expense reimbursements, service provider fee reductions, and reductions in the contractual expense limitations for the U.S. Government and Treasury Portfolios.

The Trustees reviewed information on the fee rates paid by the Portfolios under the Management Agreement and the Portfolios’ total net operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Portfolios’ contractual and net management fees to those of comparable funds, the Trustees noted that the Portfolios’ fees include both advisory and administrative costs. Among other data, the Trustees considered that:

The Municipal Portfolio’s net management fee was below its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was above its Broadridge peer group median and slightly below its peer universe median.

The Prime Obligations Portfolio’s net management fee was above its Broadridge peer group median and below its peer universe median, and its total expense ratio, after reimbursement of expenses, was below its Broadridge peer group and universe medians.

The Treasury Portfolio’s net management fee was below its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was below its Broadridge peer group and universe medians with respect to the Shares class. The total expense ratio, after reimbursement of expenses, of the Premier Shares class was above its peer group median and below its peer universe median.

The U.S. Government Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was above its Broadridge peer group median and below its peer universe median.

The U.S. Government Select Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was above its Broadridge peer group median and below its peer universe median.

The Trustees took into account Northern’s discussion of the Portfolios’ expenses and that Northern had reimbursed expenses and/or waived fees for each of the Portfolios. They also reviewed information comparing the Portfolios’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolios and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Portfolios’ sub-administrative fees from the management fee.

The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Portfolios and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolios. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios are sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels. The Trustees also noted Northern’s reduction in its management fee rates and contractual expense limitations in past years for the U.S. Government and Treasury Portfolios.

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MONEY MARKET PORTFOLIOS

The Trustees determined, on the basis of the foregoing, that the Portfolios’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as shareholder servicing fees from the Premier Shares of the Treasury Portfolio. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to the Portfolios that the management fees paid by each of the Portfolios was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Portfolios and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Portfolios for an additional one-year term.

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MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

9	NOTES TO THE FINANCIAL STATEMENTS

14	FUND EXPENSES

15	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the fund in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2018 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$487,524
Repurchase agreements, at cost, which approximates fair value	407,393
Cash	36,110
Interest income receivable	548
Receivable from affiliates for expense reimbursements	93
Prepaid and other assets	7
Total Assets	931,675
LIABILITIES:
Payable for securities purchased	2,558
Payable for fund shares redeemed	33,552
Distributions payable to shareholders	1,443
Payable to affiliates:
Management fees	83
Custody fees	59
Transfer agent fees	13
Trustee fees	12
Accrued other liabilities	29
Total Liabilities	37,749
Net Assets	$893,926
ANALYSIS OF NET ASSETS:
Capital stock	$893,920
Accumulated undistributed net investment loss	(37)
Accumulated undistributed net realized gain	43
Net Assets	$893,926
Total Shares Outstanding (no par value, unlimited shares authorized)	893,919
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$8,044
Income from affiliates (Note 5)	1
Total Investment Income	8,045
EXPENSES:
Management fees	533
Custody fees	81
Transfer agent fees	80
Printing fees	11
Professional fees	43
Trustee fees	11
Other	6
Total Expenses	765
Less expenses contractually reimbursed by investment adviser	(589)
Net Expenses	176
Net Investment Income	7,869
NET REALIZED GAINS:
Net realized gains on:
Investments	5
Net Gains	5
Net Increase in Net Assets Resulting from Operations	$7,874

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2017

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2018	2017
OPERATIONS:
Net investment income	$7,869	$11,631
Net realized gains	5	38
Net Increase in Net Assets Resulting from Operations	7,874	11,669
CAPITAL SHARE TRANSACTIONS:(1)
Net decrease in net assets resulting from capital share transactions	(411,064)	(1,706,489)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(411,064)	(1,706,489)
DISTRIBUTIONS PAID:
From net investment income	(7,906)	(12,128)
Total Distributions Paid	(7,906)	(12,128)
Total Decrease in Net Assets	(411,096)	(1,706,948)
NET ASSETS:
Beginning of period	1,305,022	3,011,970
End of period	$893,926	$1,305,022
Accumulated Undistributed Net Investment Loss	$(37)	$–

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2018 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	– (1)	– (1)	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–	–
Net increase from payment by affiliate	–	–	–	– (2)	–	–
Total from Investment Operations	0.01	0.01	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	– (1)	– (1)	– (1)	– (1)
From net realized gains	–	–	– (3)	–	–	–
Total Distributions Paid	(0.01)	(0.01)	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.75%	0.85%	0.46%	0.19%	0.08%	0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$893,926	$1,305,022	$3,011,970	$5,873,637	$1,869,237	$1,689,402
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.03%	0.03%	0.09%	0.10%
Expenses, before waivers, reimbursements and credits	0.14%	0.14%	0.13%	0.13%	0.27%	0.37%
Net investment income, net of waivers, reimbursements and credits	1.48%	0.80%	0.46%	0.20%	0.08%	0.10%
Net investment income (loss), before waivers, reimbursements and credits	1.37%	0.69%	0.36%	0.10%	(0.10)%	(0.17)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Per share amount from net increase from payment by affiliate was less than $0.01 per share.
(3)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.4% (1)

Federal Farm Credit Bank – 12.2%

FFCB Discount Notes, 1.27%, 9/12/18 (2)	$10,000	$9,964

FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%) 1.69%, 6/1/18 (3)	30,000	29,999
(Floating, U.S. Federal Funds + 0.00%) 1.70%, 6/1/18 (3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.01%) 1.71%, 6/1/18 (3)	7,000	7,001
(Floating, U.S. Federal Funds + 0.02%) 1.72%, 6/1/18 (3)	10,000	9,999
(Floating, ICE LIBOR USD 1M - 0.09%) 1.82%, 6/2/18 (3)	5,000	4,999
(Floating, ICE LIBOR USD 1M - 0.06%) 1.85%, 6/2/18 (3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.82%, 6/3/18 (3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.84%, 6/13/18 (3)	5,000	4,999
(Floating, ICE LIBOR USD 1M - 0.07%) 1.90%, 6/28/18 (3)	7,000	7,000
		108,961

Federal Home Loan Bank – 35.2%

FHLB Discount Notes, 1.72%, 6/13/18 (2)	15,000	14,992
1.79%, 6/15/18 (2)	30,000	29,979
1.86%, 7/25/18 (2)	20,000	19,944
1.85%, 8/3/18 (2)	20,000	19,935
1.93%, 8/22/18 (2)	40,000	39,825
1.92%, 8/24/18 (2)	25,000	24,888

FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.08%) 1.84%, 6/4/18 (3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.83%, 6/8/18 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.81%, 6/12/18 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.82%, 6/14/18 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.85%, 6/21/18 (3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.81%, 6/22/18 (4)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.84%, 6/22/18 (3)	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47. 4% (1) – continued

Federal Home Loan Bank – 35.2% – continued
(Floating, ICE LIBOR USD 1M - 0.12%) 1.85%, 6/23/18 (3)	$15,000	$15,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.87%, 6/28/18 (3)	10,000	10,000
(Floating, ICE LIBOR USD 3M - 0.39%) 1.98%, 8/7/18 (3)	25,000	25,000
(Floating, ICE LIBOR USD 3M - 0.36%) 2.00%, 8/8/18 (3)	15,000	15,000
		314,563
Total U.S. Government Agencies
(Cost $423,524)		423,524

U.S. GOVERNMENT OBLIGATIONS – 7.1%

U.S. Treasury Floating Rate Notes – 7.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.07%) 1.97%, 6/1/18 (3)	5,000	5,000
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 2.04%, 6/1/18 (3)	27,000	26,999
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 2.07%, 6/1/18 (3)	22,000	21,999
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 2.08%, 6/1/18 (3)	10,000	10,002
		64,000
Total U.S. Government Obligations
(Cost $64,000)		64,000

Investments, at Amortized Cost
($487,524)		487,524

REPURCHASE AGREEMENTS – 45.6%

Joint Repurchase Agreements – 4.0% (5)(6)

Bank of America Securities LLC, dated 5/31/18, repurchase price $17,951 1.70%, 6/7/18	17,945	17,945
Societe Generale, New York Branch,dated 5/31/18, repurchase price $17,952 1.78%, 6/7/18	17,946	17,946
		35,891

Repurchase Agreements – 41.6% (7)
Bank of America N.A., dated 5/31/18,repurchase price $95,005 1.79%, 6/1/18	95,000	95,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 45.6% – continued

Repurchase Agreements – 41.6% (7) – continued
BNP Paribas S.A., dated 5/31/18, repurchase price $100,005 1.78%, 6/1/18	$100,000	$100,000
Citigroup Global Markets, Inc., dated 5/31/18, repurchase price $72,014 1.80%, 6/1/18	72,010	72,010
Citigroup Global Markets, Inc., dated 5/31/18, repurchase price $9,492 1.78%, 6/1/18	9,492	9,492
JPMorgan Securities LLC, dated 5/31/18, repurchase price $95,005 1.80%, 6/1/18	95,000	95,000
		371,502
Total Repurchase Agreements
(Cost $407,393)		407,393

Total Investments – 100.1%
(Cost $894,917) (8)		894,917

Liabilities less Other Assets – (0.1%)		(991)
NET ASSETS – 100.0%		$893,926

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of May 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of May 31, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$36,572	0.13% – 1.38%	4/15/19 – 2/29/20
Total	$36,572

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)		COUPON RATES	MATURITY DATES
FNMA	$97,854		2.50% – 6.00%	8/1/18 – 8/1/56
GNMA	$97,850		3.00%	6/20/46
U.S. Treasury Bills	$–	*	0.00%	7/19/18
U.S. Treasury Bonds	$12,660		0.00% – 3.13%	5/15/30 – 2/15/45
U.S. Treasury Notes	$172,501		0.13% – 2.13%	2/29/20 – 1/15/23
Total	$380,865

(8)	The cost for federal income tax purposes was approximately $894,917,000.
*	Amount rounds to less than one thousand.

Percentages shown are based on Net Assets.

At May 31, 2018, the maturity analysis for the Portfolio as a percentage of investment was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	60.0%
2 – 15 Days	14.6
16 – 30 Days	8.1
31 – 60 Days	2.2
61 – 97 Days	14.0
98 – 180 Days	1.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2018:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio (1)	$–	$894,917	$–	$894,917

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2017.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

MMY – Money Market Yield

USD – United States Dollar

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2018 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 6 portfolios as of May 31, 2018, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements at May 31, 2018, as reflected in its accompanying Schedule of Investments.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2018, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2018, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$112,945	$(112,945)	$–
	BNP Paribas	100,000	(100,000)	–
	Citigroup	81,502	(81,502)	–
	JPMorgan	95,000	(95,000)	–
	Societe Generale	17,946	(17,946)	–
	Total	$407,393	$(407,393)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

There were no reclassifications at November 30, 2017.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2017.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2018 (UNAUDITED)

At November 30, 2017, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amounts in thousands	UNDISTRIBUTED ORDINARY INCOME (LOSS)*
Liquid Assets	$1,225

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$11,803	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$21,838	$1

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2017, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 19, 2018, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2018.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitation of 0.03 percent of the Portfolio’s average daily net assets. The total annual fund operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2019. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2018, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2018 is shown as “Receivable from affiliates for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

There is no guarantee the Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2018, NTI did not voluntarily reimburse any additional expenses of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2018, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Northern Trust will return to the Portfolio the full amount of the return that Northern Trust receives on a Portfolio’s uninvested cash resulting from Northern Trust client custody sweep, the return is based on the application of the Federal Reserve’s Interest Rate on Excess Reserves. These amounts, if any, are shown on the Portfolio’s Statement of Operations as “Income from affiliates”.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$6,492,344	$—	$(6,903,408)	$(411,064)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$15,127,155	$—	$(16,833,644)	$(1,706,489)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

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LIQUID ASSETS PORTFOLIO

MAY 31, 2018 (UNAUDITED)

8. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by portfolios and to improve the quality and type of information that portfolios provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Portfolio’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms that are effective on or after June 1, 2018 to determine the impact to the Portfolio.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2018 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2017 through May 31, 2018.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/2017 - 5/31/2018” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID* 12/1/2017- 5/31/2018
Actual	0.03%	$1,000.00	$1,007.50	$0.15
Hypothetical	0.03%	$1,000.00	$1,024.78	$0.15

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2018. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

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LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”), at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Portfolio by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 16-17, 2018 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 14-15, 2018 and April 12, 2018. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Portfolio, resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing reporting and cyber-security program; (iv) fees charged to and expenses borne by the Portfolio; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolio; (vii) information regarding purchases and redemptions of Portfolio shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolio’s shareholders (securities lenders). The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolio by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after fee waivers and expense reimbursements) of the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Portfolio compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolio. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolio with the funds included in its peer group and peer universe. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and

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APPROVAL OF MANAGEMENT AGREEMENT continued

sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolio. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of Northern’s internal audit group in reviewing operations that support the Portfolio. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders, including to address additional regulatory and reporting requirements. The Board took into account that the Portfolio had maintained a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on Portfolio performance or asset size, and the consistency of investment approach with respect to the Portfolio. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to continue to provide quality services to the Portfolio.

Performance

The Trustees considered the investment performance of the Portfolio, including whether it had operated within its investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the relatively low interest rate environment in which the Portfolio was and had been operating and any contributions by Northern to the Portfolio to prevent negative yield in prior years. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Portfolio was ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Trustees also reviewed the Portfolio’s performance relative to its performance benchmark and the Portfolio’s three-year performance versus net expenses as calculated by Broadridge. The Trustees noted that the performance of the Portfolio was in the first quartile among its Broadridge peer funds for the one-, three- and five-year periods ended January 31, 2018 and outperformed its benchmark for the same periods. The Trustees took into account management’s discussion of the Portfolio’s performance and considered the Portfolio’s investment performance relative to the investor base the Portfolio is intended to serve. The Trustees noted the potential impact on performance of the risk parameters of the Portfolio. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolio and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual and net (after expense reimbursements) management fee rates; the Portfolio’s total net operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolio. The Trustees also noted certain other actions taken by Northern over the years to reduce the Portfolio’s expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rate paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Portfolio’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Portfolio’s net management fee was below

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LIQUID ASSETS PORTFOLIO

its Broadridge peer group and universe medians. They also considered that the total expense ratio after reimbursement of expenses for the Portfolio was below its Broadridge peer group and universe medians. The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had waived and/or reimbursed all management fees for the Portfolio. They also reviewed information comparing the Portfolio’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by-portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Portfolio’s sub-administrative fees from the management fee.

The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year. They also took into account the nature of the Portfolio and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolio. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints, but that Northern had waived and/or reimbursed all of its management fee in the past two fiscal years as a result of the expense reimbursement agreement in place. They also took into account that the Portfolio’s contractual and net management fees were below the median of its expense peer group and that total expenses of the Portfolio after reimbursements were below its Broadridge peer group and universe medians.

The Trustees determined, on the basis of the foregoing, that the Portfolio’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. After deliberation, the Trustees concluded with respect to the Portfolio that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: July 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: July 31, 2018

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: July 31, 2018